UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Tammie Lee, Esq. UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Bonds
Corporate bonds
Aerospace & defense	0.10%
Air freight & logistics	0.03
Airlines	0.15
Automobiles	0.12
Banks	8.55
Beverages	0.88
Biotechnology	0.42
Capital markets	1.50
Chemicals	0.47
Commercial services & supplies	0.15
Communications equipment	0.26
Construction & engineering	0.50
Consumer finance	0.76
Diversified financial services	1.66
Diversified telecommunication services	2.02
Electric utilities	1.83
Energy equipment & services	0.47
Food & staples retailing	0.30
Food products	0.47
Gas utilities	0.64
Health care equipment & supplies	0.35
Health care providers & services	0.33
Hotels, restaurants & leisure	0.07
Independent power and renewable electricity producers	0.16
Industrial conglomerates	0.39
Insurance	4.46
Internet software & services	0.08
IT services	0.11
Life sciences tools & services	0.08
Machinery	0.20
Marine	0.12
Media	1.26
Metals & mining	0.86
Multi-utilities	0.46
Oil, gas & consumable fuels	4.42
Pharmaceuticals	1.08
Real estate investment trust (REIT)	0.27
Real estate management & development	0.19
Road & rail	0.42
Semiconductors & semiconductor equipment	0.11
Software	0.16
Specialty retail	0.21
Technology hardware, storage & peripherals	0.06
Thrifts & mortgage finance	0.10
Tobacco	0.85
Transportation infrastructure	0.67
Water utilities	0.48
Wireless telecommunication services	0.66
Total corporate bonds	39.89%
Collateralized debt obligation	0.00 [1]
Mortgage & agency debt security	0.01
US government obligation	5.14
Non-US government obligations	6.94
Total bonds	51.98%
Short-term investments	30.91
Options purchased	0.63
Investment of cash collateral from securities loaned	0.44
Total investments	83.96%
Cash and other assets, less liabilities	16.04
Net assets	100.00%

1      Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount		Value
Bonds: 51.98%
Corporate bonds: 39.89%
Australia: 2.52%
Adani Abbot Point Terminal Pty Ltd.,
5.750%, due 11/01/18	AUD	1,025,000	$722,424
APT Pipelines Ltd.,
4.200%, due 03/23/25[1]	$310,000		302,516
Aurizon Network Pty Ltd.,
2.000%, due 09/18/24	EUR	220,000	238,245
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[2]	$250,000		253,295
Australia Pacific Airports Melbourne Pty Ltd.,
1.750%, due 10/15/24	EUR	250,000	294,313
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43	$140,000		142,461
Commonwealth Bank of Australia,
1.125%, due 03/13/17	370,000		369,948
2.250%, due 03/16/17[2]	250,000		253,568
National Australia Bank Ltd.,
2.000%, due 11/12/24[3]	EUR	250,000	280,642
2.750%, due 03/09/17	$400,000		405,976
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[2]	EUR	625,000	662,938
5.450%, due 10/14/21[2]	$255,000		244,311
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[2]	205,000		205,692
6.750%, due 12/02/44[3]	395,000		410,405
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	205,000	214,025
Scentre Group Trust 1,
1.500%, due 07/16/20	150,000		175,658
SGSP Australia Assets Pty Ltd.,
2.000%, due 06/30/22	225,000		260,487
Suncorp-Metway Ltd.,
1.700%, due 03/28/17[2]	$300,000		299,387
Telstra Corp. Ltd.,
4.800%, due 10/12/21[2]	175,000		197,460
Transurban Finance Co. Pty Ltd.,
1.875%, due 09/16/24	EUR	200,000	230,625
Total Australia corporate bonds			6,164,376

Belgium: 0.17%
AG Insurance SA,
3.500%, due 06/30/47[3]	400,000		426,901

Bermuda: 0.14%
Bacardi Ltd.,
2.750%, due 07/03/23[2]	270,000		339,457

Brazil: 0.25%
Petrobras Global Finance BV,
3.250%, due 04/01/19[2]	410,000		391,310
Vale SA,
5.625%, due 09/11/42	$325,000		226,814
Total Brazil corporate bonds			618,124

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Canada: 0.98%
Bank of Montreal,
6.020%, due 05/02/18	CAD	235,000	$198,107
Bank of Nova Scotia,
4.100%, due 06/08/17	350,000		278,599
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16	$245,000		245,571
Canadian Natural Resources Ltd.,
3.900%, due 02/01/25	110,000		98,908
Hydro One, Inc.,
5.360%, due 05/20/36	CAD	170,000	162,890
Nexen Energy ULC,
6.400%, due 05/15/37	$265,000		301,966
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	240,000	192,808
Suncor Energy, Inc.,
6.500%, due 06/15/38	$325,000		349,703
TELUS Corp.,
3.750%, due 01/17/25	CAD	80,000	64,651
Thomson Reuters Corp.,
1.300%, due 02/23/17	$220,000		219,607
Yamana Gold, Inc.,
4.950%, due 07/15/24	330,000		278,850
Total Canada corporate bonds			2,391,660

Cayman Islands: 0.61%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[2]	125,000		145,253
7.625%, due 04/09/19[1]	100,000		116,202
Noble Holding International Ltd.,
5.950%, due 04/01/25	195,000		126,750
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	350,000	411,137
Tencent Holdings Ltd.,
3.375%, due 05/02/19[1]	$200,000		206,775
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	140,000	208,209
Yorkshire Water Services Bradford Finance Ltd.,
6.000%, due 04/24/25[3]	180,000		268,665
Total Cayman Islands corporate bonds			1,482,991

China: 0.24%
AIA Group Ltd.,
1.750%, due 03/13/18[2]	$360,000		358,984
1.750%, due 03/13/18[2]	110,000		109,690
Bao-trans Enterprises Ltd.,
1.625%, due 02/23/18	EUR	100,000	112,943
Total China corporate bonds			581,617

Czech Republic: 0.12%
NET4GAS sro,
2.500%, due 07/28/21	255,000		300,367

Denmark: 0.18%
AP Moeller - Maersk A/S,
3.375%, due 08/28/19[2]	230,000		284,813

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Denmark—(Concluded)
DONG Energy A/S,
3.000%, due 11/06/15[3]	EUR	150,000	$164,113
Total Denmark corporate bonds			448,926

Finland: 0.34%
Elenia Finance Oyj,
2.875%, due 12/17/20	230,000		280,886
Sampo Oyj,
1.500%, due 09/16/21	150,000		174,629
Teollisuuden Voima Oyj,
2.500%, due 03/17/21	125,000		143,612
4.625%, due 02/04/19[2]	195,000		241,532
Total Finland corporate bonds			840,659

France: 1.60%
Arkema SA,
1.500%, due 01/20/25	100,000		114,619
AXA SA,
6.667%, due 07/06/16[3,4]	GBP	275,000	397,536
Banque Federative du Credit Mutuel SA,
3.000%, due 09/11/25	EUR	100,000	121,209
BNP Paribas SA,
2.700%, due 08/20/18	$255,000		260,723
2.875%, due 03/20/26[3]	EUR	215,000	249,036
Credit Logement SA,
0.924%, due 06/16/16[2,3,4]	200,000		170,182
Electricite de France SA,
4.125%, due 01/22/22[3,4]	100,000		108,669
5.625%, due 01/22/24[1,3,4]	$280,000		256,200
6.950%, due 01/26/39[1]	105,000		132,844
Engie SA,
4.750%, due 07/10/21[3,4]	EUR	300,000	370,387
Infra Park SAS,
1.250%, due 10/16/20	100,000		117,111
Orange SA,
5.875%, due 02/07/22[3,4]	GBP	170,000	245,663
Societe Des Autoroutes Paris-Rhin-Rhone,
2.250%, due 01/16/20	EUR	300,000	366,767
Total Capital International SA,
1.550%, due 06/28/17	$605,000		607,488
TOTAL SA,
2.625%, due 02/26/25[3,4]	EUR	165,000	170,762
Transport et Infrastructures Gaz France SA,
2.200%, due 08/05/25	200,000		239,790
Total France corporate bonds			3,928,986

Germany: 0.11%
Allianz SE,
4.750%, due 10/24/23[3,4]	100,000		123,171
RWE AG,
2.750%, due 04/21/75[3]	145,000		136,966
Total Germany corporate bonds			260,137

Guernsey: 0.12%
Credit Suisse Group Guernsey I Ltd.,
7.875%, due 02/24/41[2,3]	$285,000		288,705

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Ireland: 0.95%
Aquarius & Investments PLC for Swiss Reinsurance Co. Ltd.,
6.375%, due 09/01/24[3]	$200,000		$208,684
Cloverie PLC for Zurich Insurance Co., Ltd.,
1.750%, due 09/16/24	EUR	130,000	153,896
GE Capital International Funding Co.,
2.342%, due 11/15/20[1]	$374,000		383,480
4.418%, due 11/15/35[1]	604,000		653,699
Perrigo Co. PLC,
4.000%, due 11/15/23	200,000		203,433
Perrigo Finance Unlimited Co.,
3.500%, due 03/15/21	200,000		204,921
PGH Capital Ltd.,
5.750%, due 07/07/21	GBP	180,000	267,980
XL Group PLC,
4.450%, due 03/31/25	$140,000		138,686
4.450%, due 03/31/25	5,000		4,951
5.250%, due 12/15/43	100,000		103,557
Total Ireland corporate bonds			2,323,287

Israel: 0.04%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	105,000		109,200

Italy: 0.90%
2i Rete Gas SpA,
1.125%, due 01/02/20	EUR	100,000	116,209
Autostrade per l’Italia SpA,
1.125%, due 11/04/21	110,000		128,908
CDP Reti SpA,
1.875%, due 05/29/22	255,000		299,833
Ei Towers SpA,
3.875%, due 04/26/18	200,000		240,893
Intesa Sanpaolo SpA,
3.875%, due 01/16/18	$320,000		327,506
4.375%, due 10/15/19[2]	EUR	200,000	256,752
Snam SpA,
3.875%, due 03/19/18[2]	204,000		249,121
UniCredit SpA,
3.250%, due 01/14/21	195,000		242,830
6.375%, due 05/02/23[2,3]	$340,000		343,338
Total Italy corporate bonds			2,205,390

Japan: 0.24%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 09/08/19[2]	200,000		201,692
Mitsubishi UFJ Financial Group, Inc.,
2.950%, due 03/01/21	200,000		204,269
Sumitomo Mitsui Financial Group, Inc.,
2.934%, due 03/09/21	190,000		193,697
Total Japan corporate bonds			599,658

Jersey, Channel Islands: 0.70%
AA Bond Co., Ltd.,
4.720%, due 07/31/18[2]	GBP	175,000	259,966

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Jersey, Channel Islands—(Concluded)
Gatwick Funding Ltd.,
5.250%, due 01/23/24[2]	GBP	140,000	$234,448
Heathrow Funding Ltd.,
1.500%, due 02/11/30	EUR	225,000	244,773
4.600%, due 02/15/18[2]	300,000		369,368
HSBC Bank Capital Funding Sterling 2 LP,
5.862%, due 04/07/20[3,4]	GBP	95,000	137,656
QBE Capital Funding III Ltd.,
7.250%, due 05/24/41[2,3]	$430,000		464,400
Total Jersey, Channel Islands corporate bonds			1,710,611

Luxembourg: 0.14%
Belfius Financing Co.,
1.289%, due 02/09/17[3]	GBP	235,000	331,612

Mexico: 0.23%
America Movil SAB de CV,
5.000%, due 03/30/20	$185,000		204,567
5.125%, due 09/06/73[3]	EUR	145,000	172,833
Coca-Cola Femsa SAB de CV,
2.375%, due 11/26/18	$180,000		181,936
Total Mexico corporate bonds			559,336

Netherlands: 3.34%
ABN AMRO Bank NV,
2.875%, due 06/30/25[3]	EUR	100,000	116,068
4.875%, due 01/16/19[2]	GBP	150,000	234,301
6.250%, due 09/13/22[3]	$370,000		387,029
Achmea BV,
2.500%, due 11/19/20	EUR	480,000	584,834
4.250%, due 02/04/25[3,4]	205,000		210,126
Allianz Finance II BV,
4.375%, due 02/17/17[3,4]	215,000		249,541
BAT Netherlands Finance BV,
2.375%, due 01/19/23[2]	250,000		314,078
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18	355,000		433,059
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[2]	245,000		297,303
Cooperatieve Rabobank UA,
1.700%, due 03/19/18	$330,000		331,887
2.500%, due 05/26/26[3]	EUR	365,000	422,112
5.500%, due 06/29/20[3,4]	450,000		493,078
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	94,000	167,536
E.ON International Finance BV,
6.650%, due 04/30/38[1]	$70,000		80,590
EDP Finance BV,
2.000%, due 04/22/25	EUR	155,000	171,278
4.625%, due 06/13/16	170,000		195,087
Heineken NV,
2.125%, due 08/04/20[2]	285,000		348,984

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Netherlands—(Concluded)
LYB International Finance BV,
5.250%, due 07/15/43	$140,000		$145,201
Nomura Europe Finance NV,
1.500%, due 05/12/21	EUR	180,000	207,565
Redexis Gas Finance BV,
1.875%, due 04/27/27	310,000		319,169
2.750%, due 04/08/21	175,000		214,662
REN Finance BV,
2.500%, due 02/12/25	180,000		210,538
4.750%, due 10/16/20	180,000		236,482
Shell International Finance BV,
1.250%, due 11/10/17	$370,000		370,471
4.375%, due 05/11/45	410,000		411,787
Siemens Financieringsmaatschappij NV,
5.125%, due 02/20/17	EUR	225,000	267,668
6.125%, due 09/14/66[3]	GBP	145,000	210,409
Swiss Reinsurance Co. via ELM BV,
2.600%, due 09/01/25[3,4]	EUR	130,000	139,598
TenneT Holding BV,
6.655%, due 06/01/17[3,4]	150,000		180,266
Vonovia Finance BV,
4.000%, due 12/17/21[3,4]	200,000		224,451
Total Netherlands corporate bonds			8,175,158

Norway: 0.26%
DNB Bank ASA,
3.200%, due 04/03/17[1]	$200,000		203,568
Statoil ASA,
3.125%, due 08/17/17	230,000		236,146
4.800%, due 11/08/43	175,000		188,315
Total Norway corporate bonds			628,029

Portugal: 0.05%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	100,000	121,174

Singapore: 0.11%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[3]	$250,000		257,203

Spain: 0.91%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21	EUR	275,000	317,160
Canal de Isabel II Gestion SA,
1.680%, due 02/26/25	200,000		227,149
Inmobiliaria Colonial SA,
1.863%, due 06/05/19	200,000		233,802
Santander Consumer Finance SA,
0.900%, due 02/18/20[2]	400,000		455,306
Santander International Debt SAU,
1.375%, due 03/25/17	400,000		460,946

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Spain—(Concluded)
Telefonica Emisiones SAU,
4.710%, due 01/20/20[2]	EUR	400,000	$528,843
Total Spain corporate bonds			2,223,206

Sweden: 0.66%
PGE Sweden AB,
1.625%, due 06/09/19	100,000		114,872
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]	$275,000		305,735
5.125%, due 03/30/20[2]	115,000		127,853
5.250%, due 03/01/21[3,4]	275,000		263,587
Swedbank AB,
5.500%, due 03/17/20[3,4]	400,000		392,000
Swedbank Hypotek AB,
2.375%, due 04/05/17[2]	200,000		202,202
2.375%, due 04/05/17[1]	200,000		202,685
Total Sweden corporate bonds			1,608,934

Switzerland: 0.30%
Credit Suisse AG,
3.000%, due 10/29/21	380,000		387,807
Demeter Investments BV for Swiss Life AG,
4.375%, due 06/16/25[3,4]	EUR	315,000	350,268
Total Switzerland corporate bonds			738,075

United Kingdom: 5.09%
Abbey National Treasury Services PLC,
4.000%, due 03/13/24	$240,000		255,927
Anglian Water Services Financing PLC,
4.500%, due 02/22/26[2]	GBP	100,000	158,347
Aon PLC,
2.875%, due 05/14/26	EUR	55,000	65,981
4.750%, due 05/15/45	$250,000		253,707
Arqiva Financing PLC,
4.040%, due 06/30/20[2]	GBP	225,000	334,521
4.882%, due 12/31/32[2]	130,000		200,277
Aviva PLC,
5.125%, due 06/04/50[3]	180,000		235,491
Barclays Bank PLC,
2.250%, due 05/10/17[2]	$200,000		202,281
6.625%, due 03/30/22[2]	EUR	160,000	215,119
Barclays PLC,
4.375%, due 09/11/24	$560,000		526,487
BP Capital Markets PLC,
1.375%, due 05/10/18	205,000		203,819
2.750%, due 05/10/23	110,000		107,929
British Telecommunications PLC,
8.500%, due 12/07/16[2]	GBP	195,000	293,271
BUPA Finance PLC,
3.375%, due 06/17/21	110,000		163,841
6.125%, due 09/16/20[3,4]	200,000		302,546
Centrica PLC,
5.250%, due 04/10/75[3]	125,000		162,377
Diageo Capital PLC,
3.875%, due 04/29/43	$150,000		152,385
EE Finance PLC,
4.375%, due 03/28/19[2]	GBP	145,000	223,947

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Continued)
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17	$260,000		$261,740
1.500%, due 05/08/17	35,000		35,238
HSBC Holdings PLC,
5.100%, due 04/05/21	465,000		511,720
Imperial Brands Finance PLC,
2.050%, due 02/11/18[1]	220,000		220,657
2.950%, due 07/21/20[1]	305,000		312,848
9.000%, due 02/17/22[2]	GBP	75,000	144,574
Legal & General Group PLC,
6.385%, due 05/02/17[3,4]	150,000		219,208
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2,3]	270,000		370,568
Lloyds Bank PLC,
1.375%, due 09/08/22	EUR	510,000	593,382
11.875%, due 12/16/21[2,3]	200,000		245,060
Manchester Airport Group Funding PLC,
4.750%, due 03/31/34	GBP	120,000	198,917
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[2]	130,000		209,214
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19	125,000		203,351
Prudential PLC,
1.375%, due 01/19/18	170,000		243,991
5.000%, due 07/20/55[3]	200,000		252,188
Royal Bank of Scotland Group PLC,
1.500%, due 11/28/16	EUR	150,000	172,103
Royal Bank of Scotland PLC,
6.934%, due 04/09/18	340,000		424,607
Scottish Widows Ltd.,
5.500%, due 06/16/23	GBP	200,000	292,167
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]	$280,000		275,021
3.125%, due 04/24/23[2]	230,000		225,910
Sky PLC,
2.500%, due 09/15/26	EUR	150,000	180,348
Southern Gas Networks PLC,
2.500%, due 02/03/25	GBP	115,000	162,353
SSE PLC,
3.875%, due 09/10/20[3,4]	100,000		137,952
Standard Chartered PLC,
4.000%, due 07/12/22[2,3]	$350,000		350,631
State Grid Europe Development 2014 PLC, Series A, Class ,
1.500%, due 01/26/22	EUR	225,000	253,467
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[2]	GBP	138,123	175,592
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	235,000		410,187

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Concluded)
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[2]	GBP	370,000	$544,474
6.750%, due 12/17/36[3]		100,000	159,088
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[2]		100,000	184,073
WPP Finance 2010,
3.750%, due 09/19/24		$200,000	202,506
WPP Finance 2013,
0.430%, due 03/23/18	EUR	210,000	239,501
Total United Kingdom corporate bonds			12,470,889

United States: 18.49%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$365,000	439,131
ABB Finance USA, Inc.,
2.875%, due 05/08/22		255,000	262,604
AbbVie, Inc.,
2.900%, due 11/06/22		405,000	412,274
4.400%, due 11/06/42		150,000	151,588
Actavis Funding SCS,
1.300%, due 06/15/17		105,000	104,707
3.450%, due 03/15/22		260,000	270,019
4.750%, due 03/15/45		210,000	222,456
Aetna, Inc.,
3.500%, due 11/15/24		265,000	270,455
Albemarle Corp.,
1.875%, due 12/08/21	EUR	365,000	409,962
Alltel Corp.,
7.875%, due 07/01/32		$435,000	578,209
Altria Group, Inc.,
4.250%, due 08/09/42		580,000	603,239
American Airlines Pass Through Trust, Series 2014-1, Class B,
4.375%, due 10/01/22		122,682	121,551
American Express Credit Corp.,
1.300%, due 07/29/16		160,000	160,265
2.375%, due 05/26/20		115,000	116,749
American International Group, Inc.,
3.375%, due 08/15/20		330,000	341,180
3.875%, due 01/15/35		125,000	111,685
4.500%, due 07/16/44		135,000	127,358
Amgen, Inc.,
1.250%, due 02/25/22	EUR	110,000	127,691
Anadarko Petroleum Corp.,
3.450%, due 07/15/24[5]		$135,000	120,269
4.850%, due 03/15/21		110,000	112,038
6.375%, due 09/15/17		425,000	445,068
Apache Corp.,
4.750%, due 04/15/43		405,000	363,633
Apple, Inc.,
1.300%, due 02/23/18		140,000	141,102
AT&T, Inc.,
3.000%, due 02/15/22		205,000	209,281
4.750%, due 05/15/46		295,000	287,842
5.000%, due 03/01/21		720,000	803,332
5.550%, due 08/15/41		285,000	305,540

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Bank of America Corp.,
1.375%, due 09/10/21	EUR	370,000	$429,389
3.875%, due 08/01/25	$390,000		405,764
5.875%, due 02/07/42		170,000	206,076
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		160,000	160,667
Berkshire Hathaway, Inc.,
1.300%, due 03/15/24	EUR	200,000	232,826
3.125%, due 03/15/26	$220,000		226,128
Biogen, Inc.,
4.050%, due 09/15/25		310,000	331,436
Branch Banking & Trust Co.,
1.350%, due 10/01/17		265,000	265,414
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		290,000	301,812
5.400%, due 06/01/41		170,000	201,848
Caterpillar, Inc.,
4.750%, due 05/15/64		175,000	182,142
CCO Safari II LLC,
4.464%, due 07/23/22[1]		235,000	246,203
CF Industries, Inc.,
5.150%, due 03/15/34		215,000	202,564
Chevron Corp.,
2.355%, due 12/05/22		205,000	204,984
Cisco Systems, Inc.,
1.400%, due 02/28/18		160,000	161,444
Citigroup, Inc.,
0.408%, due 05/31/17[3]	EUR	340,000	385,919
3.875%, due 10/25/23	$965,000		1,010,923
4.600%, due 03/09/26		120,000	123,096
CNA Financial Corp.,
5.875%, due 08/15/20		170,000	189,817
Coca-Cola Co.,
1.800%, due 09/01/16		280,000	281,202
1.875%, due 09/22/26	EUR	105,000	129,882
Comcast Corp.,
4.750%, due 03/01/44	$80,000		90,264
ConocoPhillips Co.,
2.200%, due 05/15/20		380,000	373,379
4.200%, due 03/15/21		240,000	250,396
CVS Health Corp.,
5.125%, due 07/20/45		280,000	324,459
Daimler Finance North America LLC,
2.450%, due 05/18/20[1]		300,000	303,287
Delta Air Lines Pass Through Trust, Series 2007-1, Class A,
6.821%, due 08/10/22		38,811	44,633
Duke Energy Corp.,
3.050%, due 08/15/22		270,000	272,625
Enable Midstream Partners LP,
3.900%, due 05/15/24		165,000	130,493
Energy Transfer Partners LP,
6.050%, due 06/01/41		295,000	253,808
Enterprise Products Operating LLC,
4.850%, due 03/15/44		195,000	182,978
5.200%, due 09/01/20		160,000	174,757

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		$160,000	$180,128
ERP Operating LP,
3.375%, due 06/01/25		245,000	252,518
Express Scripts Holding Co.,
2.250%, due 06/15/19		245,000	246,833
Exxon Mobil Corp.,
3.567%, due 03/06/45		70,000	68,085
4.114%, due 03/01/46		140,000	148,488
FedEx Corp.,
3.250%, due 04/01/26		70,000	71,771
Fifth Third Bank,
2.875%, due 10/01/21		345,000	351,581
Five Corners Funding Trust,
4.419%, due 11/15/23[1]		235,000	246,422
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		680,000	689,017
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22[5]		650,000	453,375
3.875%, due 03/15/23[5]		315,000	215,498
General Electric Co.,
1.875%, due 05/28/27	EUR	120,000	146,600
4.125%, due 10/09/42		$150,000	157,456
4.375%, due 09/16/20		127,000	141,707
Series A, 6.750%, due 03/15/32		182,000	248,692
General Motors Financial Co., Inc.,
3.500%, due 07/10/19		260,000	266,662
Georgia Power Co.,
5.400%, due 06/01/40		180,000	206,769
Gilead Sciences, Inc.,
2.050%, due 04/01/19		165,000	168,349
3.650%, due 03/01/26		60,000	63,857
4.750%, due 03/01/46		105,000	115,269
4.800%, due 04/01/44		200,000	219,819
Glencore Funding LLC,
1.700%, due 05/27/16[1,5]		420,000	417,057
2.500%, due 01/15/19[1]		60,000	54,900
3.125%, due 04/29/19[1]		230,000	208,725
Goldman Sachs Group, Inc.,
1.375%, due 07/26/22	EUR	680,000	785,580
5.150%, due 05/22/45		$195,000	198,151
Halliburton Co.,
3.800%, due 11/15/25		85,000	85,051
5.000%, due 11/15/45		105,000	102,969
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		155,000	147,253
HCP, Inc.,
3.875%, due 08/15/24		230,000	222,072
Illinois Tool Works, Inc.,
1.250%, due 05/22/23	EUR	260,000	302,202
Intel Corp.,
3.100%, due 07/29/22		$260,000	274,954
International Business Machines Corp.,
3.375%, due 08/01/23		260,000	276,417
JPMorgan Chase & Co.,
3.200%, due 01/25/23		1,635,000	1,679,683
3.875%, due 09/10/24		135,000	138,295

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Juniper Networks, Inc.,
4.500%, due 03/15/24	$220,000		$223,111
Kellogg Co.,
1.875%, due 11/17/16		195,000	196,215
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21		160,000	163,321
5.000%, due 03/01/43		330,000	272,482
Kinder Morgan, Inc.,
5.625%, due 11/15/23[1]		100,000	101,491
Kraft Heinz Foods Co.,
4.875%, due 02/15/25[1]		170,000	187,350
5.000%, due 06/04/42		240,000	261,321
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]		325,000	335,078
Lincoln National Corp.,
4.200%, due 03/15/22		420,000	441,408
Lowe’s Cos., Inc.,
4.250%, due 09/15/44		235,000	252,547
Marathon Oil Corp.,
3.850%, due 06/01/25		190,000	154,459
Marathon Petroleum Corp.,
3.625%, due 09/15/24		270,000	246,994
McDonald’s Corp.,
2.750%, due 12/09/20		160,000	165,787
Medtronic, Inc.,
3.150%, due 03/15/22		270,000	286,032
4.000%, due 04/01/43		155,000	158,900
Mellon Capital III,
6.369%, due 09/05/66[3]	GBP	300,000	430,139
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	125,000	153,242
3.700%, due 02/10/45	$90,000		91,616
Metropolitan Life Global Funding I,
1.250%, due 09/17/21	EUR	565,000	652,268
Microsoft Corp.,
2.625%, due 05/02/33		165,000	216,191
3.500%, due 11/15/42	$190,000		183,171
Mondelez International, Inc.,
2.375%, due 01/26/21	EUR	410,000	499,919
Monongahela Power Co.,
5.400%, due 12/15/43[1]	$135,000		160,085
Monsanto Co.,
4.200%, due 07/15/34		150,000	143,290
Morgan Stanley,
2.375%, due 07/23/19		720,000	727,722
2.650%, due 01/27/20		380,000	385,756
4.350%, due 09/08/26		235,000	241,949
6.375%, due 07/24/42		105,000	137,575
Mosaic Co.,
5.450%, due 11/15/33		140,000	143,968
NBCUniversal Media LLC,
4.375%, due 04/01/21		665,000	743,937
Noble Energy, Inc.,
5.050%, due 11/15/44		115,000	97,971
Occidental Petroleum Corp.,
4.625%, due 06/15/45		105,000	109,626
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		106,000	137,702

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
PacifiCorp,
6.000%, due 01/15/39		$265,000	$341,448
Petroleos Mexicanos,
5.500%, due 02/24/25[2]	EUR	175,000	209,672
Pfizer, Inc.,
5.200%, due 08/12/20		$360,000	412,849
Philip Morris International, Inc.,
4.250%, due 11/10/44		250,000	264,687
Phillips 66,
4.650%, due 11/15/34		125,000	124,023
Phillips 66 Partners LP,
4.680%, due 02/15/45		85,000	70,611
PNC Funding Corp.,
2.700%, due 09/19/16		215,000	216,490
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		145,000	149,271
Reynolds American, Inc.,
4.450%, due 06/12/25		140,000	154,099
5.700%, due 08/15/35		65,000	76,032
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]		390,000	414,040
Schlumberger Holdings Corp.,
3.000%, due 12/21/20[1]		190,000	192,710
Sempra Energy,
6.000%, due 10/15/39		220,000	251,180
Southwestern Electric Power Co.,
6.200%, due 03/15/40		295,000	357,362
SunTrust Banks, Inc.,
1.350%, due 02/15/17		520,000	520,374
2.350%, due 11/01/18		330,000	332,341
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		200,000	197,132
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[1]		145,000	155,419
Thermo Fisher Scientific, Inc.,
2.400%, due 02/01/19		195,000	197,438
Time Warner Cable, Inc.,
4.500%, due 09/15/42		165,000	146,511
5.000%, due 02/01/20		525,000	570,068
Transocean, Inc.,
6.500%, due 11/15/20[5]		810,000	567,000
6.800%, due 03/15/38		165,000	82,500
Union Pacific Corp.,
4.050%, due 11/15/45		115,000	117,983
United Technologies Corp.,
1.250%, due 05/22/23	EUR	210,000	243,024
UnitedHealth Group, Inc.,
2.700%, due 07/15/20		$130,000	135,097
US Bank NA,
1.350%, due 01/26/18		310,000	310,885
Valero Energy Corp.,
6.625%, due 06/15/37		270,000	292,922

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

		Face amount	Value
Bonds—(Concluded)
Corporate bonds—(Concluded)
United States—(Concluded)
Verizon Communications, Inc.,
2.625%, due 02/21/20	$667,000		$686,360
3.000%, due 11/01/21		150,000	155,930
4.500%, due 09/15/20		175,000	193,557
6.550%, due 09/15/43		620,000	815,521
Virginia Electric & Power Co., Series A,
6.000%, due 05/15/37		145,000	184,646
Wachovia Corp.,
5.750%, due 02/01/18		680,000	732,183
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24		230,000	236,767
Waste Management, Inc.,
4.100%, due 03/01/45		245,000	246,016
Williams Partners LP,
4.300%, due 03/04/24		250,000	207,980
Xcel Energy, Inc.,
4.800%, due 09/15/41		130,000	142,891
Zimmer Biomet Holdings, Inc.,
3.150%, due 04/01/22		200,000	203,070
4.450%, due 08/15/45		210,000	205,162
Total United States corporate bonds			45,267,922

Virgin Islands, British: 0.10%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[1]		250,000	251,859
Total corporate bonds (cost $100,590,627)			97,654,449

Collateralized debt obligation: 0.00%[6]
Cayman Islands: 0.00%[6]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[7] (cost $8,102,559)		8,000,000	0

Mortgage & agency debt security: 0.01%
United States: 0.01%
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.828%, due 04/25/35[3] (cost $40,161)		327,706	14,006

US government obligation: 5.14%
US Treasury Inflation Indexed Notes (TIPS),
0.625%, due 01/15/26[5,8] (cost $12,206,692)		12,070,000	12,585,593

Non-US government obligations: 6.94%
Australia: 6.94%
Commonwealth of Australia,
4.250%, due 07/21/17	AUD	7,482,000	5,905,150
4.500%, due 04/15/20		7,276,000	6,123,770
4.750%, due 06/15/16		6,440,000	4,964,113
Total Non-US government obligations (cost $19,777,174)			16,993,033
Total bonds (cost $140,717,213)			$127,247,081

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Short-term investments: 30.91%
Investment company: 9.49%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $23,234,795)	23,234,795	23,234,795

	Face Amount
US government obligations: 21.42%
US Treasury Bills
0.361%, due 09/15/16[9]	$26,500,000	26,458,845
0.426%, due 08/18/16[5,9]	26,000,000	25,966,122
Total US government obligations (cost 52,412,778)		52,424,967
Total short-term investments (cost $75,647,573)		75,659,762

	Number of contracts
Options purchased: 0.63%
Call option: 0.07%
EURO STOXX 50 Index, strike @ EUR 3,225.00, expires June 2016	897	163,312

Put options: 0.56%
S&P 500 Index, strike @ USD 1,950.00, expires April 2016	126	22,680
S&P 500 Index, strike @ USD 1,800.00, expires December 2017	118	1,345,200
		1,367,880
Total options purchased (cost $2,366,644)		1,531,192

	Shares
Investment of cash collateral from securities loaned: 0.44%
UBS Private Money Market Fund LLC[10] (cost $1,084,590)	1,084,590	1,084,590
Total investments: 83.96% (cost $219,816,020)		205,522,625
Cash and other assets, less liabilities—16.04%		39,269,103
Net assets—100.00%		$244,791,728

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,733,853
Gross unrealized depreciation	(16,027,248)
Net unrealized depreciation of investments	$(14,293,395)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	USD	9,493,997	GBP	6,685,000	06/14/16	$109,548
GSI	USD	4,985,000	INR	335,749,720	06/14/16	18,285
HSBC	USD	10,407,842	EUR	9,475,000	06/14/16	397,975
JPMCB	EUR	15,480,000	USD	17,423,932	06/14/16	(230,321)
JPMCB	GBP	2,840,000	USD	4,039,522	06/14/16	(40,368)
JPMCB	HKD	36,110,000	USD	4,659,942	06/14/16	3,052
JPMCB	JPY	369,900,000	USD	3,317,992	06/14/16	24,398
JPMCB	KRW	7,094,260,750	USD	6,044,329	06/14/16	(147,343)
JPMCB	SEK	8,090,000	USD	987,071	06/14/16	(12,099)
JPMCB	TWD	246,000,000	USD	7,486,306	06/14/16	(163,131)
JPMCB	USD	824,831	AUD	1,085,000	06/14/16	4,082
JPMCB	USD	2,323,681	CAD	3,000,000	06/14/16	(13,629)
JPMCB	USD	5,547,165	EUR	4,860,000	06/14/16	(4,551)
JPMCB	USD	2,593,650	GBP	1,805,000	06/14/16	(621)
JPMCB	USD	7,423,156	INR	507,150,000	06/14/16	134,307
SSB	AUD	27,165,000	USD	19,931,069	06/14/16	(822,315)
SSB	CAD	4,165,000	USD	3,098,112	06/14/16	(109,010)
SSB	CHF	5,575,000	USD	5,640,931	06/14/16	(175,895)
SSB	EUR	33,215,000	USD	36,518,165	06/14/16	(1,362,069)
SSB	GBP	13,745,000	USD	19,437,533	06/14/16	(308,275)
SSB	NZD	11,440,000	USD	7,677,544	06/14/16	(199,831)
SSB	USD	11,128,329	EUR	9,950,000	06/14/16	219,205
SSB	USD	4,650,377	HKD	36,110,000	06/14/16	6,513
SSB	USD	9,205,684	JPY	1,043,700,000	06/14/16	87,433
SSB	USD	952,927	SEK	8,090,000	06/14/16	46,243
Net unrealized depreciation on forward foreign currency contracts						$(2,538,417)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
US Ultra Bond, 6 contracts (USD)	June 2016	$(1,027,601)	$(1,035,188)	$(7,587)
5 Year US Treasury Notes, 58 contracts (USD)	June 2016	(7,020,529)	(7,027,516)	(6,987)
10 Year US Treasury Notes, 182 contracts (USD)	June 2016	(23,818,269)	(23,731,094)	87,175
Index futures buy contracts:
Amsterdam Exchanges Index, 156 contracts (EUR)	April 2016	15,733,999	15,610,440	(123,559)
Hong Kong Hang Seng China Enterprise Index, 93 contracts (HKD)	April 2016	5,243,032	5,396,082	153,050
TOPIX Index, 275 contracts (JPY)	June 2016	33,167,498	32,925,719	(241,779)
Index futures sell contracts:
FTSE 100 Index, 166 contracts (GBP)	June 2016	(14,555,630)	(14,574,461)	(18,831)
FTSE China A50 Index, 560 contracts (USD)	April 2016	(5,314,187)	(5,376,000)	(61,813)
NIKKEI 225 Index, 135 contracts (JPY)	June 2016	(20,410,830)	(20,103,959)	306,871
S&P 500 Index, 10 contracts (USD)	June 2016	(4,948,595)	(5,128,750)	(180,155)
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 297 contracts (AUD)	June 2016	29,607,836	29,813,667	205,831
Canadian Government 10 Year Bond, 13 contracts (CAD)	June 2016	1,422,215	1,412,158	(10,057)
Interest rate futures sell contracts:
Euro-Bund, 104 contracts (EUR)	June 2016	(19,260,443)	(19,327,549)	(67,106)
Long Gilt, 207 contracts (GBP)	June 2016	(35,845,859)	(36,039,159)	(193,300)
Net unrealized depreciation on futures contracts				$(158,247)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
DB	EUR	32,600,000	11/01/21	2.698%	6 month EURIBOR	$—	$(5,817,339)	$(5,817,339)
GSI	EUR	31,200,000	06/21/21	6 month EURIBOR	3.325%	—	6,981,187	6,981,187
						$—	$1,163,848	$1,163,848

Credit default swaps on corporate issues-buy protection12

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)
BB	METRO AG bond, 3.375%, due 03/01/19	EUR	455,000	06/20/20	1.000%	$2,413	$2,670	$5,083
CITI	HSBC Bank PLC bond, 4.000%, due 01/15/21	EUR	325,000	03/20/20	1.000	8,485	(1,168)	7,317
JPMCB	Bayer AG bond, 5.625%, due 05/23/18	EUR	585,000	03/20/18	1.000	5,186	(10,285)	(5,099)
JPMCB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	1,345,000	06/20/20	1.000	44,483	(47,411)	(2,928)
						$60,567	$(56,194)	$4,373

Credit default swaps on corporate issues-sell protection14

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront Payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[15]
CITI	Glencore International AG bond, 6.500%, due 02/27/19	EUR	355,000	06/20/19	1.000%	$15,663	$(37,820)	$(22,157)	4.122%
CITI	Standard Chartered Bank PLC bond, 0.000%, due 10/15/14	EUR	325,000	03/20/20	1.000	(978)	(4,744)	(5,722)	1.338
GSI	Freeport-McMoran, Inc. bond, 3.550%, due 03/01/22	USD	420,000	12/20/19	1.000	15,491	(117,385)	(101,894)	10.235
JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR	595,000	06/20/19	1.000	6,061	10,680	16,741	0.523
JPMCB	Teck Resources Ltd. bond, 3.150%, due 01/15/17	USD	420,000	12/20/19	1.000	30,771	(134,046)	(103,275)	11.933
JPMCB	Teck Resources Ltd. bond, 3.150%, due 01/15/17	USD	90,000	03/20/20	1.000	5,754	(30,635)	(24,881)	12.192
						$72,762	$(313,950)	$(241,188)

Written options activity for the period ended March 31, 2016 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2015	1,615	$1,155,635
Options written	8,934	8,679,553
Options terminated in closing purchase transactions	(10,549)	(9,835,188)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2016	—	$—

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$97,654,449	$—	$97,654,449
Collateralized debt obligation	—	—	0	0
Mortgage & agency debt security	—	14,006	—	14,006
US government obligation	—	12,585,593	—	12,585,593
Non-US government obligations	—	16,993,033	—	16,993,033
Short-term investments	—	75,659,762	—	75,659,762
Options purchased	1,531,192	—	—	1,531,192
Investment of cash collateral from securities loaned	—	1,084,590	—	1,084,590
Forward foreign currency contracts	—	1,051,041	—	1,051,041
Futures contracts	752,927	—	—	752,927
Swap agreements	—	6,994,537	—	6,994,537
Total	$2,284,119	$212,037,011	$0	$214,321,130

Liabilities
Forward foreign currency contracts	$—	$(3,589,458)	$—	$(3,589,458)
Futures contracts	(911,174)	—	—	(911,174)
Swap agreements	—	(6,200,833)	—	(6,200,833)
Total	$(911,174)	$(9,790,291)	$—	$(10,701,465)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs during the period.

Assets	Collateralized debt obligation	Total
Beginning balance	$0	$0
Purchases	—	—
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	(2,844)	(2,844)
Total realized gain (loss)	—	—
Change in net unrealized appreciation/depreciation	2,844	2,844
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$0	$0

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2016 was $2,844.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $7,304,706 or 2.98% of net assets.

2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2016, the value of these securities amounted to $13,622,063 or 5.56% of net assets.

3	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2016 and changes periodically.
4	Perpetual investment. Date shown reflects the next call date.
5	Security, or portion thereof, was on loan at March 31, 2016.
6	Amount represents less than 0.005%.
7	Illiquid investment as of March 31, 2016.
8

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

9	Rate shown is the discount rate at the date of purchase.
10	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2016 (unaudited)

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/15	03/31/16	03/31/16	03/31/16	03/31/16
UBS Cash Management Prime Relationship Fund	$26,421,851	$100,490,025	$126,911,876	$—	$8,639
UBS Private Money Market Fund LLC[a]	1,558,438	15,925,622	16,399,470	1,084,590	894
	$27,980,289	$116,415,647	$143,311,346	$1,084,590	$9,533

a	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

11	Payments made or received are based on the notional amount.
12

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

13	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced obligation.
14

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

15

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2016

Common stocks
Aerospace & defense	0.39%
Airlines	1.18
Auto components	0.61
Automobiles	1.04
Banks	3.21
Beverages	0.83
Biotechnology	1.43
Capital markets	0.46
Chemicals	1.38
Communications equipment	0.08
Construction materials	0.41
Consumer finance	0.44
Diversified financial services	1.28
Diversified telecommunication services	0.58
Electric utilities	0.40
Electrical equipment	0.77
Electronic equipment, instruments & components	0.42
Energy equipment & services	0.25
Food & staples retailing	0.14
Food products	1.11
Health care equipment & supplies	0.65
Health care providers & services	0.87
Hotels, restaurants & leisure	1.38
Household durables	0.50
Industrial conglomerates	0.87
Insurance	1.52
Internet & catalog retail	1.22
Internet software & services	2.26
IT services	1.01
Life sciences tools & services	0.23
Machinery	1.11
Marine	0.23
Media	1.02
Metals & mining	0.68
Multiline retail	0.18
Oil, gas & consumable fuels	2.48
Personal products	0.85
Pharmaceuticals	2.64
Professional services	0.25
Real estate investment trust (REIT)	0.88
Real estate management & development	0.29
Road & rail	0.53
Semiconductors & semiconductor equipment	1.52
Software	2.03
Specialty retail	1.35
Technology hardware, storage & peripherals	0.77
Textiles, apparel & luxury goods	0.61
Tobacco	0.83
Trading companies & distributors	0.30
Wireless telecommunication services	0.99
Total common stocks	46.46%
Bonds
Mortgage & agency debt securities	0.15
US government obligations	3.76
Non-US government obligations	7.24
Total bonds	11.15%
Investment companies
iShares JP Morgan USD Emerging Markets Bond ETF	4.62
iShares MSCI Emerging Markets Minimum Volatility ETF	4.16
UBS Global Corporate Bond Relationship Fund	10.46
UBS-HALO Emerging Markets Equity Relationship Fund	6.60
Total investment companies	25.84%
Short-term investment	13.13
Investment of cash collateral from securities loaned	1.95
Total investments	98.53%
Cash and other assets, less liabilities	1.47
Net assets	100.00%

1 Figures represent the direct investments of UBS Global Allocation Fund. Figures may be different if a breakdown of the underlying investment companies was included.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks: 46.46%
Australia: 0.43%
Westfield Corp., REIT	231,526	$1,772,988

Austria: 0.30%
Erste Group Bank AG*	44,477	1,250,076

Canada: 1.48%
Canadian Pacific Railway Ltd.	8,717	1,156,659
Husky Energy, Inc.	79,657	991,764
Suncor Energy, Inc.	65,275	1,817,899
Toronto-Dominion Bank	49,938	2,155,553
Total Canada common stocks		6,121,875

China: 1.03%
AIA Group Ltd.	368,517	2,087,868
Jardine Matheson Holdings Ltd.[1]	26,600	1,518,328
Power Assets Holdings Ltd.	66,000	675,115
Total China common stocks		4,281,311

Denmark: 0.50%
AP Moeller - Maersk A/S, Class B*	713	935,278
Danske Bank A/S	39,935	1,128,194
Total Denmark common stocks		2,063,472

Finland: 0.45%
Sampo Oyj, Class A	39,653	1,883,357

France: 1.13%
Danone SA	25,828	1,837,149
Renault SA	15,858	1,575,673
Schneider Electric SE	20,169	1,274,660
Total France common stocks		4,687,482

Germany: 1.94%
Bayer AG	13,366	1,571,107
Fresenius SE & Co. KGaA	23,567	1,721,912
HeidelbergCement AG	14,177	1,213,934
KION Group AG*	23,764	1,385,584
ThyssenKrupp AG	61,950	1,287,200
TUI AG	54,274	841,092
Total Germany common stocks		8,020,829

Ireland: 1.07%
ICON PLC*	12,419	932,667
Perrigo Co. PLC	4,420	565,451
Ryanair Holdings PLC ADR	17,592	1,509,745
Shire PLC	25,246	1,435,516
Total Ireland common stocks		4,443,379

Israel: 0.59%
Check Point Software Technologies Ltd.*	23,700	2,073,039
Teva Pharmaceutical Industries Ltd. ADR	6,816	364,724
Total Israel common stocks		2,437,763

Italy: 0.74%
Autogrill SpA*	98,670	820,742
Banca Mediolanum SpA	129,731	1,034,823
Intesa Sanpaolo SpA	434,223	1,202,645
Total Italy common stocks		3,058,210

Japan: 4.99%
ABC-Mart, Inc.	15,600	999,387
Alps Electric Co., Ltd.	34,300	597,953
Hino Motors Ltd.	105,300	1,138,657

UBS Global Allocation Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
Japan—(Concluded)
Inpex Corp.	110,100	$834,958
Japan Airlines Co., Ltd.	52,400	1,919,168
KDDI Corp.	91,500	2,443,902
Matsui Securities Co., Ltd.[1]	104,900	893,857
Mitsui Fudosan Co., Ltd.	48,000	1,197,601
Nidec Corp.	16,500	1,129,028
ORIX Corp.	120,000	1,711,849
Shin-Etsu Chemical Co., Ltd.	23,600	1,221,257
Sony Corp.	80,400	2,066,704
Sumitomo Electric Industries Ltd.	79,600	968,256
THK Co., Ltd.[1]	60,800	1,121,514
Toyota Industries Corp.	17,100	768,813
Toyota Motor Corp.	32,000	1,692,336
Total Japan common stocks		20,705,240

Netherlands: 1.31%
Heineken NV	19,894	1,803,067
Koninklijke DSM NV	22,352	1,229,369
NXP Semiconductors NV*	5,062	410,376
Royal Dutch Shell PLC, Class A	82,840	2,003,606
Total Netherlands common stocks		5,446,418

Norway: 0.25%
Telenor ASA	64,381	1,041,804

Singapore: 0.39%
Broadcom Ltd.	10,340	1,597,530

Spain: 0.82%
Banco Bilbao Vizcaya Argentaria SA	141,314	939,400
Banco Santander SA	216,603	954,835
Mediaset Espana Comunicacion SA	131,668	1,513,982
Total Spain common stocks		3,408,217

Switzerland: 0.93%
Cie Financiere Richemont SA	14,481	957,067
Roche Holding AG	11,728	2,887,023
Total Switzerland common stocks		3,844,090

United Kingdom: 4.71%
Aon PLC	5,800	605,810
ARM Holdings PLC	57,568	838,396
Ashtead Group PLC	100,852	1,251,493
Associated British Foods PLC	31,112	1,496,487
Atlassian Corp. PLC, Class A*1	16,500	414,975
BP PLC	337,547	1,697,534
Delphi Automotive PLC	10,669	800,388
HSBC Holdings PLC	253,282	1,578,425
Imperial Brands PLC	35,883	1,990,873
Lloyds Banking Group PLC	1,406,297	1,373,864
London Stock Exchange Group PLC	37,184	1,506,036
Next PLC	9,538	739,743
Noble Corp. PLC[1]	22,300	230,805
Rio Tinto Ltd.	20,298	664,232
Rio Tinto PLC	30,141	846,536
Unilever NV CVA	48,862	2,189,809
Vodafone Group PLC	404,426	1,284,855
Total United Kingdom common stocks		$19,510,261

UBS Global Allocation Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
United States: 23.40%
Aflac, Inc.	8,969	$566,303
Allergan PLC*	8,141	2,182,032
Alnylam Pharmaceuticals, Inc.*	13,177	827,120
Alphabet, Inc., Class A*	3,520	2,685,408
Alphabet, Inc., Class C*	2,027	1,510,014
Amazon.com, Inc.*	5,404	3,208,031
American Express Co.	7,868	483,095
AMETEK, Inc.	15,424	770,892
Apple, Inc.	25,371	2,765,185
Arista Networks, Inc.*1	5,548	350,079
Atara Biotherapeutics, Inc.*1	12,402	236,010
Best Buy Co., Inc.	13,934	452,019
Carnival PLC	12,034	648,489
Catalent, Inc.*	12,969	345,883
Caterpillar, Inc.	7,121	545,041
CBS Corp. (Non-Voting), Class B	17,690	974,542
CDW Corp.	9,637	399,935
Celgene Corp.*	11,710	1,172,054
Chevron Corp.	2,173	207,304
Chimerix, Inc.*1	28,783	147,081
Chipotle Mexican Grill, Inc.*	1,233	580,706
Citigroup, Inc.	25,145	1,049,804
Cobalt International Energy, Inc.*	80,658	239,554
Cognizant Technology Solutions Corp., Class A*	15,885	995,989
Colfax Corp.*	14,531	415,441
Cooper Cos., Inc.	4,409	678,854
Cornerstone OnDemand, Inc.*	11,932	391,012
Danaher Corp.	13,241	1,256,041
Delta Air Lines, Inc.	15,318	745,680
Digital Realty Trust, Inc., REIT	11,600	1,026,484
Dolby Laboratories, Inc., Class A	9,945	432,210
Dow Chemical Co.	12,282	624,663
Ecolab, Inc.	9,725	1,084,532
Eli Lilly & Co.	6,782	488,372
Envision Healthcare Holdings, Inc.*	15,892	324,197
EOG Resources, Inc.	9,073	658,518
Estee Lauder Cos., Inc., Class A	14,225	1,341,560
Expedia, Inc.	3,647	393,220
Express Scripts Holding Co.*	12,538	861,235
Facebook, Inc., Class A*	39,272	4,480,935
First Data Corp., Class A*	20,042	259,343
General Electric Co.	26,155	831,467
General Motors Co.	33,044	1,038,573
Gilead Sciences, Inc.	12,797	1,175,532
Gulfport Energy Corp.*	3,931	111,405
Halliburton Co.	9,833	351,235
HeartWare International, Inc.*	9,425	296,133
Home Depot, Inc.	18,399	2,454,979
Impax Laboratories, Inc.*	7,267	232,689
Instructure, Inc.*1	16,945	303,993

UBS Global Allocation Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
United States—(Continued)
Intuitive Surgical, Inc.*	1,552	$932,830
Invesco Ltd.	15,300	470,781
Jabil Circuit, Inc.	17,160	330,673
JPMorgan Chase & Co.	21,321	1,262,630
Lam Research Corp.	5,616	463,882
Laredo Petroleum, Inc.*1	52,247	414,319
Lexicon Pharmaceuticals, Inc.*1	98,642	1,178,772
Lincoln National Corp.	15,546	609,403
MacroGenics, Inc.*	5,025	94,219
Mallinckrodt PLC*	3,873	237,337
Martin Marietta Materials, Inc.	2,972	474,064
MasterCard, Inc., Class A	11,225	1,060,762
Maxim Integrated Products, Inc.	11,755	432,349
McDermott International, Inc.*	113,967	466,125
McGraw Hill Financial, Inc.	10,608	1,049,980
Medicines Co.*	19,844	630,444
MetLife, Inc.	12,878	565,859
Micron Technology, Inc.*	70,208	735,078
Microsoft Corp.	46,426	2,564,108
Mondelez International, Inc., Class A	31,741	1,273,449
Morgan Stanley	21,811	545,493
NextEra Energy, Inc.	8,228	973,702
NIKE, Inc., Class B	16,111	990,343
Norfolk Southern Corp.	4,387	365,218
Oasis Petroleum, Inc.*1	64,678	470,856
ON Semiconductor Corp.*	48,420	464,348
PDC Energy, Inc.*	7,060	419,717
pdvWireless, Inc.*1	19,700	676,498
PepsiCo, Inc.	15,921	1,631,584
Philip Morris International, Inc.	14,828	1,454,775
Priceline Group, Inc.*	524	675,415
Qorvo, Inc.*	9,194	463,470
Regulus Therapeutics, Inc.*1	30,807	213,493
salesforce.com, Inc.*	22,813	1,684,284
SBA Communications Corp., Class A*	6,963	697,484
ServiceNow, Inc.*	12,349	755,512
ServiceSource International, Inc.*	42,925	182,860
Sherwin-Williams Co.	5,490	1,562,838
Silicon Laboratories, Inc.*	9,238	415,340
Simon Property Group, Inc., REIT	4,000	830,760
Skyworks Solutions, Inc.	6,127	477,293
SM Energy Co.[1]	21,749	407,576
Starbucks Corp.	27,085	1,616,974
Symantec Corp.	7,441	136,766
Synchrony Financial*	46,665	1,337,419
TG Therapeutics, Inc.*1	11,329	96,523
Time Warner, Inc.	9,050	656,578
TJX Cos., Inc.	21,484	1,683,271
T-Mobile US, Inc.*	10,282	393,801
TransDigm Group, Inc.*	3,123	688,122
TripAdvisor, Inc.*	11,561	768,807
Under Armour, Inc., Class A*1	7,076	600,257
Union Pacific Corp.	8,291	659,549

UBS Global Allocation Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United States—(Concluded)
United Continental Holdings, Inc.*	11,943	$714,908
United Technologies Corp.	9,341	935,034
UnitedHealth Group, Inc.	5,520	711,528
US Bancorp	10,643	431,999
Verisk Analytics, Inc.*	12,895	1,030,568
Vertex Pharmaceuticals, Inc.*	9,893	786,395
Visa, Inc., Class A	22,063	1,687,378
VMware, Inc., Class A*1	14,735	770,788
Walgreens Boots Alliance, Inc.	6,844	576,539
Walt Disney Co.	10,925	1,084,962
Western Digital Corp.	9,101	429,931
Yum! Brands, Inc.	15,064	1,232,988
Zimmer Biomet Holdings, Inc.	7,430	792,261
Total United States common stocks		97,030,142
Total common stocks (cost $194,458,512)		192,604,444

	Face amount
Bonds: 11.15%
Mortgage & agency debt securities: 0.15%
United States: 0.15%
Federal Home Loan Mortgage Corp. Gold Pools,
# G00194, 7.500%, due 02/01/24	$18,219	20,091
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31	507,257	598,931
Total mortgage & agency debt securities (cost $688,163)		619,022

US government obligations: 3.76%
US Treasury Bonds,
2.500%, due 02/15/46	120,000	117,019
2.750%, due 11/15/42[1]	885,000	912,656
2.875%, due 05/15/43	565,000	595,590
2.875%, due 08/15/45	50,000	52,610
3.000%, due 11/15/45	505,000	545,380
5.250%, due 11/15/28	150,000	205,248
5.250%, due 02/15/29	305,000	418,958
8.000%, due 11/15/21	935,000	1,272,732
US Treasury Notes,
0.750%, due 02/28/18[1]	335,000	335,118
0.875%, due 10/15/18	510,000	510,877
1.125%, due 01/15/19	1,040,000	1,048,247
1.125%, due 02/28/21[1]	350,000	348,728
1.375%, due 10/31/20	780,000	786,520
1.625%, due 12/31/19	530,000	541,366
1.625%, due 11/30/20	335,000	341,804
1.625%, due 02/15/26[1]	365,000	359,882
2.000%, due 11/30/22	2,920,000	3,009,653
2.125%, due 05/15/25[1]	830,000	856,035
3.125%, due 04/30/17	3,250,000	3,335,312
Total US government obligations (cost $15,340,542)		$15,593,735

UBS Global Allocation Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Non-US government obligations: 7.24%
Australia: 1.32%
Commonwealth of Australia,
4.500%, due 04/15/20	AUD	2,320,000	$1,952,604
4.500%, due 04/21/33	1,800,000		1,675,723
5.500%, due 04/21/23	2,000,000		1,852,800
			5,481,127

France: 0.41%
Republic of France,
3.250%, due 04/25/16	EUR	620,000	707,162
3.750%, due 04/25/21	710,000		968,994
			1,676,156

Germany: 0.74%
Bundesobligation,
1.250%, due 10/14/16	1,450,000		1,664,696
Bundesrepublik Deutschland,
3.250%, due 07/04/21	1,045,000		1,415,101
			3,079,797

Ireland: 0.36%
Republic of Ireland,
0.800%, due 03/15/22	1,280,000		1,508,655

Italy: 2.01%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/21[2,3]	3,196,024		4,090,987
2.500%, due 12/01/24	2,020,000		2,563,414
2.550%, due 09/15/41[3]	524,374		778,077
4.250%, due 02/01/19[2]	720,000		916,865
			8,349,343

New Zealand: 1.61%
New Zealand Government Bond,
2.000%, due 09/20/25	NZD	1,344,590	968,270
3.000%, due 04/15/20	2,440,000		1,739,271
4.500%, due 04/15/27	3,320,000		2,627,585
5.500%, due 04/15/23	1,610,000		1,323,672
			6,658,798

Spain: 0.79%
Kingdom of Spain,
3.300%, due 07/30/16	EUR	110,000	126,533
3.750%, due 10/31/18	920,000		1,146,802
4.800%, due 01/31/24[4]	1,380,000		2,007,192
			3,280,527
Total Non-US government obligations (cost $29,808,888)			30,034,403
Total bonds (cost $45,837,593)			46,247,160

	Shares
Investment companies: 25.84%
iShares JP Morgan USD Emerging Markets Bond ETF	173,400		19,134,690
iShares MSCI Emerging Markets Minimum Volatility ETF	336,000		17,260,320

UBS Global Allocation Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Investment companies—(Concluded)
UBS Global Corporate Bond Relationship Fund*5	3,177,024	$43,355,579
UBS-HALO Emerging Markets Equity Relationship Fund*5	807,248	27,380,303
Total investment companies (cost $108,342,062)		107,130,892

Short-term investment: 13.13%
Investment company: 13.13%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $54,433,106)	54,433,106	54,433,106

Investment of cash collateral from securities loaned: 1.95%
UBS Private Money Market Fund LLC[5] (cost $8,096,870)	8,096,870	8,096,870
Total investments: 98.53% (cost $411,168,143)		408,512,472
Cash and other assets, less liabilities—1.47%		6,075,120
Net assets—100.00%		$414,587,592

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$19,572,360
Gross unrealized depreciation	(22,228,031)
Net unrealized depreciation of investments	$(2,655,671)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	NZD	9,980,000	USD	6,652,419	06/20/16	$(217,841)
CIBC	USD	19,128,676	EUR	17,020,000	06/20/16	285,691
DB	NZD	24,045,000	USD	16,007,863	06/20/16	(544,782)
DB	TWD	274,800,000	USD	8,401,357	06/20/16	(144,314)
DB	USD	5,305,692	INR	362,140,000	06/20/16	85,436
GSI	EUR	2,630,000	USD	2,971,295	06/20/16	(28,692)
GSI	MYR	37,785,000	USD	9,232,743	06/20/16	(391,654)
GSI	RUB	99,409,826	USD	1,390,581	06/20/16	(58,982)
HSBC	USD	7,689,903	MXN	137,760,000	06/20/16	227,547
JPMCB	AUD	4,165,000	USD	3,111,530	06/20/16	(69,598)
JPMCB	CHF	13,000,000	USD	13,204,431	06/20/16	(363,278)
JPMCB	EUR	29,170,000	USD	32,430,798	06/20/16	(842,827)
JPMCB	GBP	2,410,000	USD	3,444,449	06/20/16	(17,825)
JPMCB	ILS	13,560,000	USD	3,497,432	06/20/16	(119,436)
JPMCB	NOK	10,910,000	USD	1,278,685	06/20/16	(39,266)
JPMCB	USD	1,582,341	EUR	1,405,000	06/20/16	20,314
JPMCB	USD	910,649	GBP	640,000	06/20/16	8,793
JPMCB	USD	3,072,544	HKD	23,835,000	06/20/16	1,389
JPMCB	USD	24,838,995	JPY	2,818,600,000	06/20/16	263,598
JPMCB	USD	1,114,745	PLN	4,335,000	06/20/16	46,008
JPMCB	USD	1,677,266	SGD	2,310,000	06/20/16	35,728
MSC	USD	9,356,892	MYR	37,785,000	06/20/16	267,506
WBC	MXN	137,760,000	USD	7,815,328	06/20/16	(102,123)
Net unrealized depreciation on forward foreign currency contracts						$(1,698,608)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 58 contracts (USD)	June 2016	$10,200,754	$10,006,813	$(193,941)
10 Year US Treasury Notes, 665 contracts (USD)	June 2016	87,297,848	86,709,765	(588,083)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 232 contracts (USD)	June 2016	(50,809,981)	(50,750,000)	59,981
5 Year US Treasury Notes, 142 contracts (USD)	June 2016	(17,243,392)	(17,205,297)	38,095
Index futures buy contracts:
Amsterdam Exchanges Index, 92 contracts (EUR)	April 2016	9,279,025	9,206,157	(72,868)
EURO STOXX 50 Index, 560 contracts (EUR)	June 2016	19,210,414	18,677,035	(533,379)
Hong Kong Hang Seng China Enterprise Index, 237 contracts (HKD)	April 2016	13,361,276	13,751,307	390,031
TOPIX Index, 354 contracts (JPY)	June 2016	42,734,516	42,384,379	(350,137)
Index futures sell contracts:
E-mini S&P 500 Index, 207 contracts (USD)	June 2016	(20,704,709)	(21,233,025)	(528,316)
FTSE 100 Index, 289 contracts (GBP)	June 2016	(25,340,826)	(25,373,610)	(32,784)
FTSE China A50 Index, 1,392 contracts (USD)	April 2016	(13,209,551)	(13,363,200)	(153,649)
Mini MSCI Emerging Markets Index, 581 contracts (USD)	June 2016	(22,957,827)	(24,224,795)	(1,266,968)
NIKKEI 225 Index, 227 contracts (JPY)	June 2016	(34,315,929)	(33,804,434)	511,495
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 230 contracts (AUD)	June 2016	22,928,627	23,088,025	159,398
Australian Government 3 Year Bond, 193 contracts (AUD)	June 2016	16,546,251	16,564,319	18,068
Euro Schatz Index, 33 contracts (EUR)	June 2016	4,198,018	4,197,605	(413)
Interest rate futures sell contracts:
Long Gilt, 161 contracts (GBP)	June 2016	(27,874,983)	(28,030,458)	(155,475)
Net unrealized depreciation on futures contracts				$(2,698,945)

UBS Global Allocation Fund

Portfolio of investments – March 31, 2016 (unaudited)

Centrally cleared credit default swaps on credit indices-sell protection6

Referenced index[7]	Notional amount		Termination date	Payments received by the Fund[8]	Value	Unrealized appreciation	Credit spread[9]
CDX.NA.HY. Series 25 Index	USD	21,000,000	12/20/20	5.000%	$640,448	$668,409	4.294%

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$192,604,444	$—	$—	$192,604,444
Mortgage & agency debt securities	—	619,022	—	619,022
US government obligations	—	15,593,735	—	15,593,735
Non-US government obligations	—	30,034,403	—	30,034,403
Investment companies	36,395,010	70,735,882	—	107,130,892
Short-term investment	—	54,433,106	—	54,433,106
Investment of cash collateral from securities loaned	—	8,096,870	—	8,096,870
Forward foreign currency contracts	—	1,242,010	—	1,242,010
Futures contracts	1,177,068	—	—	1,177,068
Swap agreements, at value	—	640,448	—	640,448
Total	$230,176,522	$181,395,476	$—	$411,571,998

Liabilities
Forward foreign currency contracts	$—	$(2,940,618)	$—	$(2,940,618)
Futures contracts	(3,876,013)	—	—	(3,876,013)
Total	$(3,876,013)	$(2,940,618)	$—	$(6,816,631)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2016.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2016, the value of these securities amounted to $5,007,852 or 1.21% of net assets.

3

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of this security amounted to $2,007,192 or 0.48% of net assets.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2016 (unaudited)

5	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/15	03/31/16	03/31/16	03/31/16	03/31/16	03/31/16	03/31/16
UBS Cash Management Prime Relationship Fund	$92,078,493	$100,024,288	$192,102,781	$—	$—	$—	$32,095
UBS Private Money Market Fund LLC[a]	23,131,258	276,103,156	291,137,544	—	—	8,096,870	11,059
UBS-HALO Emerging Markets Equity Relationship Fund	30,420,559	—	—	—	(3,040,256)	27,380,303	—
UBS Global Corporate Bond Relationship Fund	51,629,911	—	9,500,000	766,953	458,715	43,355,579	—
	$197,260,221	$376,127,444	$492,740,325	$766,953	$(2,581,541)	$78,832,752	$43,154

a	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

6

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

7	Payments to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index.
8	Payments received are based on the notional amount.
9

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Asset Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2016

Investment companies
iShares iBoxx $ High Yield Corporate Bond ETF	15.72%
iShares iBoxx $ Investment Grade Corporate Bond ETF	17.25
iShares TIPS Bond ETF	12.62
Total investment companies	45.59%
Short-term investment	48.96
Investment of cash collateral from securities loaned	22.29
Total investments	116.84%
Liabilities, in excess of cash and other assets	(16.84)
Net assets	100.00%

1 Figures represent the direct investments of UBS Asset Growth Fund. Figures may be different if a breakdown of the underlying investment companies was included.

UBS Asset Growth Fund
Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Investment companies: 45.59%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	37,516	$3,064,682
iShares iBoxx $ Investment Grade Corporate Bond ETF	28,330	3,366,170
iShares TIPS Bond ETF[1]	21,459	2,460,060
Total investment companies (cost $8,741,943)		8,890,912

Short-term investment: 48.96%
Investment company: 48.96%
JPMorgan US Government Money Market Fund, Capital Shares (cost $9,545,361)	9,545,361	9,545,361

Investment of cash collateral from securities loaned: 22.29%
UBS Private Money Market Fund LLC[2] (cost $4,345,173)	4,345,173	4,345,173
Total investments: 116.84% (cost $22,632,477)		22,781,446
Liabilities, in excess of cash and other assets—(16.84)%		(3,283,541)
Net assets—100.00%		$19,497,905

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$157,069
Gross unrealized depreciation	(8,100)
Net unrealized appreciation of investments	$148,969

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Asset Growth Fund
Portfolio of investments – March 31, 2016 (unaudited)

Futures contracts

	Expiration date	Cost	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 12 contracts (USD)	June 2016	$1,545,518	$1,564,688	$19,170
Index futures buy contracts:
E-mini S&P 500 Index, 60 contracts (USD)	June 2016	6,042,505	6,154,500	111,995
EURO STOXX 50 Index, 139 contracts (EUR)	June 2016	4,746,399	4,635,907	(110,492)
FTSE 100 Index, 28 contracts (GBP)	June 2016	2,455,754	2,458,342	2,588
Mini MSCI Emerging Markets Index, 75 contracts (USD)	June 2016	3,036,900	3,127,125	90,225
TOPIX Index, 25 contracts (JPY)	June 2016	2,969,702	2,993,247	23,545
Currency futures buy contracts:
Euro, 16 contracts (USD)	June 2016	2,222,053	2,282,400	60,347
Great Britain Pound, 16 contracts (USD)	June 2016	1,424,147	1,437,300	13,153
Japanese Yen, 9 contracts (USD)	June 2016	997,891	1,001,700	3,809
Net unrealized appreciation on futures contracts				$214,340

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Investment companies	$8,890,912	$—	$—	$8,890,912
Short-term investment	—	9,545,361	—	9,545,361
Investment of cash collateral from securities loaned	—	4,345,173	—	4,345,173
Futures contracts	324,832	—	—	324,832
Total	$9,215,744	$13,890,534	$—	$23,106,278

Liabilities
Futures contracts	$(110,492)	$—	$—	$(110,492)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1	Security, or portion thereof, was on loan at March 31, 2016.
2	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/15	03/31/16	03/31/16	03/31/16	03/31/16
UBS Cash Management Prime Relationship Fund	$8,911,211	$19,555,567	$28,466,778	$—	$4,232
UBS Private Money Market Fund LLC[a]	4,817,108	41,943,515	42,415,450	4,345,173	1,300
	$13,728,319	$61,499,082	$70,882,228	$4,345,173	$5,532

a	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS International Sustainable Equity Fund (formerly, UBS Global Sustainable Equity Fund)

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Common stocks
Airlines	1.78%
Auto components	1.13
Automobiles	6.86
Banks	10.76
Building products	1.08
Chemicals	6.97
Construction materials	1.10
Diversified telecommunication services	1.17
Electrical equipment	1.48
Electronic equipment, instruments & components	1.10
Food products	1.16
Health care equipment & supplies	3.09
Household durables	0.98
Household products	2.66
Insurance	6.70
IT services	1.82
Machinery	4.14
Marine	2.01
Media	1.43
Metals & mining	2.32
Multiline retail	2.49
Oil, gas & consumable fuels	5.35
Personal products	3.45
Pharmaceuticals	8.75
Professional services	1.70
Real estate investment trust (REIT)	2.47
Real estate management & development	1.37
Semiconductors & semiconductor equipment	4.84
Software	1.81
Specialty retail	1.99
Technology hardware, storage & peripherals	2.21
Trading companies & distributors	1.05
Wireless telecommunication services	2.37
Total investments	99.59%
Cash and other assets, less liabilities	0.41
Net assets	100.00%

UBS International Sustainable Equity Fund (formerly, UBS Global Sustainable Equity Fund)

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks: 99.59%
Australia: 4.51%
Mirvac Group, REIT	402,400	$596,870
Santos Ltd.	160,000	494,271
Total Australia common stocks		1,091,141

China: 1.92%
Industrial & Commercial Bank of China Ltd., H Shares	831,000	464,919

Denmark: 3.06%
AP Moeller - Maersk A/S, Class B*	370	485,348
Novo Nordisk A/S, Class B	4,705	255,206
Total Denmark common stocks		740,554

France: 5.55%
AXA SA	10,011	235,691
Ingenico Group SA	2,318	266,271
Sanofi	2,600	209,642
Schneider Electric SE	5,659	357,643
Valeo SA	1,751	272,569
Total France common stocks		1,341,816

Germany: 6.49%
Bayerische Motoren Werke AG	5,208	478,243
Carl Zeiss Meditec AG*	11,465	354,069
Infineon Technologies AG	20,880	297,111
SAP SE	5,438	439,959
Total Germany common stocks		1,569,382

Hong Kong: 1.37%
Sun Hung Kai Properties Ltd.	27,000	330,132

India: 4.73%
ICICI Bank Ltd. ADR	29,100	208,356
Infosys Ltd. ADR	23,300	443,166
Mahindra & Mahindra Ltd. GDR	27,411	492,027
Total India common stocks		1,143,549

Indonesia: 1.11%
Indocement Tunggal Prakarsa Tbk PT	179,900	267,611

Ireland: 0.82%
Shire PLC	3,483	198,047

Italy: 2.26%
Intesa Sanpaolo SpA	197,587	547,247

Japan: 22.46%
Astellas Pharma, Inc.	38,200	507,942
Canon, Inc.	17,900	533,604
Fast Retailing Co., Ltd.	1,500	480,075
Kao Corp.	5,300	282,695
KDDI Corp.	21,500	574,250
Kubota Corp.	16,800	229,359
Olympus Corp.	10,100	392,621
Ono Pharmaceutical Co., Ltd.	6,500	275,201
Panasonic Corp.	25,800	236,921
Shin-Etsu Chemical Co., Ltd.	4,500	232,867
Sumitomo Mitsui Financial Group, Inc.	14,800	448,688
THK Co., Ltd.	14,500	267,466
Toyota Motor Corp.	13,000	687,512
Unicharm Corp.	13,000	282,882
Total Japan common stocks		5,432,083

UBS International Sustainable Equity Fund (formerly, UBS Global Sustainable Equity Fund)

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
Netherlands: 5.13%
ASML Holding NV	2,866	$291,162
Koninklijke DSM NV	11,083	609,569
NXP Semiconductors NV*	4,199	340,413
Total Netherlands common stocks		1,241,144

Norway: 6.79%
Norsk Hydro ASA	136,305	561,218
Statoil ASA	50,711	798,536
Telenor ASA	17,412	281,758
Total Norway common stocks		1,641,512

Spain: 3.38%
Banco Bilbao Vizcaya Argentaria SA	70,849	470,977
Mediaset Espana Comunicacion SA	30,050	345,529
Total Spain common stocks		816,506

Sweden: 3.00%
Assa Abloy AB, Class B	13,237	261,210
Nordea Bank AB	48,355	464,594
Total Sweden common stocks		725,804

Switzerland: 5.35%
Novartis AG	5,326	386,066
Roche Holding AG	1,154	284,074
Zurich Insurance Group AG*	2,681	622,607
Total Switzerland common stocks		1,292,747

Taiwan: 1.16%
Uni-President Enterprises Corp.	160,000	280,885

United Kingdom: 18.11%
ARM Holdings PLC	16,618	242,017
Ashtead Group PLC	20,365	252,713
Aviva PLC	51,127	334,920
Capita PLC	27,523	411,902
Croda International PLC	6,033	263,326
easyJet PLC	19,779	431,511
Next PLC	7,752	601,226
Prudential PLC	22,836	426,705
Reckitt Benckiser Group PLC	3,718	359,381
Unilever NV CVA	12,289	550,746
Weir Group PLC	31,670	503,985
Total United Kingdom common stocks		4,378,432

United States: 2.39%
LyondellBasell Industries NV, Class A	6,763	578,778
Total investments: 99.59% (cost $25,732,715)		24,082,289
Cash and other assets, less liabilities— 0.41%		99,430
Net assets— 100.00%		$24,181,719

UBS International Sustainable Equity Fund (formerly, UBS Global Sustainable Equity Fund)

Portfolio of investments – March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$794,069
Gross unrealized depreciation	(2,444,495)
Net unrealized depreciation of investments	$(1,650,426)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$24,082,289	$—	$—	$24,082,289

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*Non-income producing security.

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/2015	03/31/16	03/31/16	03/31/16	03/31/16
UBS Cash Management Prime Relationship Fund	$608,651	$8,378,569	$8,987,220	$—	$164
UBS Private Money Market Fund LLC[a]	785,656	9,087,001	9,872,657	—	327
	$1,394,307	$17,465,570	$18,859,877	$—	$491

a The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Common stocks
Aerospace & defense	1.34%
Airlines	1.86
Auto components	1.36
Automobiles	1.94
Banks	6.14
Beverages	3.17
Biotechnology	3.25
Capital markets	2.02
Communications equipment	0.59
Consumer finance	1.61
Electronic equipment, instruments & components	2.77
Energy equipment & services	2.36
Food & staples retailing	1.95
Food products	2.19
Health care equipment & supplies	0.54
Health care providers & services	2.86
Hotels, restaurants & leisure	2.56
Household durables	0.84
Insurance	5.73
Internet & catalog retail	2.86
Internet software & services	2.85
IT services	2.89
Life sciences tools & services	0.88
Machinery	2.19
Media	5.23
Oil, gas & consumable fuels	3.93
Pharmaceuticals	7.86
Real estate investment trust (REIT)	3.35
Road & rail	2.89
Semiconductors & semiconductor equipment	6.94
Software	3.78
Specialty retail	1.03
Technology hardware, storage & peripherals	0.80
Tobacco	3.80
Wireless telecommunication services	0.93
Total common stocks	97.29%
Short-term investment	2.92
Investment of cash collateral from securities loaned	6.75
Total investments	106.96%
Liabilities, in excess of cash and other assets	(6.96)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks: 97.29%
Aerospace & defense: 1.34%
United Technologies Corp.	4,250	$425,425

Airlines: 1.86%
United Continental Holdings, Inc.*	9,817	587,646

Auto components: 1.36%
Delphi Automotive PLC	5,740	430,615

Automobiles: 1.94%
General Motors Co.	19,565	614,928

Banks: 6.14%
Citigroup, Inc.	15,314	639,360
JPMorgan Chase & Co.	14,000	829,080
US Bancorp	11,753	477,054
		1,945,494
Beverages: 3.17%
PepsiCo, Inc.	9,795	1,003,792

Biotechnology: 3.25%
Alnylam Pharmaceuticals, Inc.*	5,750	360,928
Atara Biotherapeutics, Inc.*1	4,449	84,665
Chimerix, Inc.*	12,166	62,168
Lexicon Pharmaceuticals, Inc.*1	33,674	402,404
MacroGenics, Inc.*	1,360	25,500
Regulus Therapeutics, Inc.*1	6,600	45,738
TG Therapeutics, Inc.*1	5,683	48,419
		1,029,822
Capital markets: 2.02%
Invesco Ltd.	9,761	300,346
Morgan Stanley	13,511	337,910
		638,256
Communications equipment: 0.59%
Arista Networks, Inc.*1	2,956	186,523

Consumer finance: 1.61%
American Express Co.	8,299	509,558

Electronic equipment, instruments & components: 2.77%
CDW Corp.	7,138	296,227
Dolby Laboratories, Inc., Class A	8,609	374,147
Jabil Circuit, Inc.	10,705	206,285
		876,659
Energy equipment & services: 2.36%
Halliburton Co.	8,977	320,658
McDermott International, Inc.*1	55,582	227,330
Noble Corp. PLC[1]	19,367	200,449
		748,437
Food & staples retailing: 1.95%
Walgreens Boots Alliance, Inc.	7,318	616,468

Food products: 2.19%
Mondelez International, Inc., Class A	17,290	693,675

Health care equipment & supplies: 0.54%
HeartWare International, Inc.*	5,416	170,171

Health care providers & services: 2.86%
Envision Healthcare Holdings, Inc.*	15,575	317,730
UnitedHealth Group, Inc.	4,575	589,717
		907,447
Hotels, restaurants & leisure: 2.56%
Yum! Brands, Inc.	9,908	810,970

Household durables: 0.84%
Lennar Corp., Class A	5,503	266,125

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
Insurance: 5.73%
Aflac, Inc.	6,489	$409,716
Aon PLC	6,412	669,733
Lincoln National Corp.	7,552	296,038
MetLife, Inc.	9,988	438,873
		1,814,360
Internet & catalog retail: 2.86%
Amazon.com, Inc.*	1,093	648,849
Expedia, Inc.	2,387	257,366
		906,215
Internet software & services: 2.85%
Cornerstone OnDemand, Inc.*	7,346	240,728
Facebook, Inc., Class A*	5,811	663,035
		903,763
IT services: 2.89%
First Data Corp., Class A*	12,427	160,805
ServiceSource International, Inc.*1	30,711	130,829
Visa, Inc., Class A	8,137	622,318
		913,952
Life sciences tools & services: 0.88%
Bio-Rad Laboratories, Inc., Class A*	2,030	277,542

Machinery: 2.19%
Caterpillar, Inc.	6,562	502,255
Colfax Corp.*	6,671	190,724
		692,979
Media: 5.23%
CBS Corp. (Non-Voting), Class B	8,281	456,200
Time Warner, Inc.	5,167	374,866
Walt Disney Co.	8,325	826,756
		1,657,822
Oil, gas & consumable fuels: 3.93%
Cobalt International Energy, Inc.*	39,982	118,746
EOG Resources, Inc.	4,860	352,739
Gulfport Energy Corp.*	6,059	171,712
Laredo Petroleum, Inc.*	21,865	173,389
Oasis Petroleum, Inc.*1	30,456	221,720
SM Energy Co.[1]	11,020	206,515
		1,244,821
Pharmaceuticals: 7.86%
Allergan PLC*	2,089	559,915
Catalent, Inc.*	13,620	363,245
Eli Lilly & Co.	5,542	399,080
Impax Laboratories, Inc.*	8,045	257,601
Mallinckrodt PLC*	4,014	245,978
Medicines Co.*	7,708	244,883
Teva Pharmaceutical Industries Ltd. ADR	7,820	418,448
		2,489,150
Real estate investment trust (REIT): 3.35%
Digital Realty Trust, Inc.	4,635	410,151
Simon Property Group, Inc.	3,139	651,939
		1,062,090
Road & rail: 2.89%
Norfolk Southern Corp.	3,590	298,868
Union Pacific Corp.	7,742	615,876
		914,744
Semiconductors & semiconductor equipment: 6.94%
Broadcom Ltd.	2,748	424,566
Lam Research Corp.	3,208	264,981

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Semiconductors & semiconductor equipment—(Concluded)
Maxim Integrated Products, Inc.	6,321	$232,486
Micron Technology, Inc.*	37,115	388,594
NXP Semiconductors NV*	2,692	218,240
ON Semiconductor Corp.*	21,379	205,025
Qorvo, Inc.*	4,132	208,294
Skyworks Solutions, Inc.	3,303	257,304
		2,199,490
Software: 3.78%
Check Point Software Technologies Ltd.*	5,237	458,081
Symantec Corp.	18,834	346,169
VMware, Inc., Class A*1	7,543	394,574
		1,198,824
Specialty retail: 1.03%
Best Buy Co., Inc.	10,032	325,438

Technology hardware, storage & peripherals: 0.80%
Western Digital Corp.	5,357	253,065

Tobacco: 3.80%
Philip Morris International, Inc.	12,272	1,204,006

Wireless telecommunication services: 0.93%
T-Mobile US, Inc.*	7,728	295,982
Total common stocks (cost $31,780,187)		30,816,254

Short-term investment: 2.92%
Investment company: 2.92%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $926,143)	926,143	926,143

Investment of cash collateral from securities loaned: 6.75%
UBS Private Money Market Fund LLC[2] (cost $2,138,228)	2,138,228	2,138,228
Total investments—106.96% (cost $34,844,558)		33,880,625
Liabilities, in excess of cash and other assets—(6.96)%		(2,204,270)
Net assets—100.00%		$31,676,355

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,580,821
Gross unrealized depreciation	(3,544,754)
Net unrealized depreciation of investments	$(963,933)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$30,816,254	$—	$—	$30,816,254
Short-term investment	—	926,143	—	926,143
Investment of cash collateral from securities loaned	—	2,138,228	—	2,138,228
Total	$30,816,254	$3,064,371	$—	$33,880,625

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2016.
2	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/15	03/31/16	03/31/16	03/31/16	03/31/16
UBS Cash Management Prime Relationship Fund	$533,330	$3,713,405	$4,246,735	$—	$144
UBS Private Money Market Fund LLC[a]	1,240,202	21,381,038	20,483,012	2,138,228	1,241
	$1,773,532	$25,094,443	$24,729,747	$2,138,228	$1,385

a The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Common stocks
Airlines	1.73%
Auto components	1.37
Banks	6.78
Biotechnology	5.88
Building products	1.29
Communications equipment	1.84
Construction & engineering	1.45
Construction materials	1.00
Diversified consumer services	1.31
Diversified telecommunication services	1.93
Electrical equipment	1.45
Electronic equipment, instruments & components	1.87
Energy equipment & services	0.67
Food & staples retailing	1.23
Food products	3.68
Health care equipment & supplies	6.37
Health care providers & services	3.79
Health care technology	0.07
Hotels, restaurants & leisure	6.13
Internet software & services	5.57
IT services	1.18
Life sciences tools & services	1.87
Machinery	1.09
Media	3.16
Multiline retail	1.44
Oil, gas & consumable fuels	3.43
Paper & forest products	0.61
Pharmaceuticals	3.21
Professional services	2.20
Real estate investment trust (REIT)	2.62
Road & rail	0.69
Semiconductors & semiconductor equipment	4.83
Software	10.61
Specialty retail	5.11
Thrifts & mortgage finance	0.89
Total common stocks	98.35%
Short-term investment	1.03
Investment of cash collateral from securities loaned	14.28
Total investments	113.66%
Liabilities, in excess of cash and other assets	(13.66)
Net assets	100.00%

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks: 98.35%
Airlines: 1.73%
Spirit Airlines, Inc.*	60,105	$2,883,838

Auto components: 1.37%
Tenneco, Inc.*	44,571	2,295,852

Banks: 6.78%
BankUnited, Inc.	67,852	2,336,823
Columbia Banking System, Inc.	73,344	2,194,452
National Bank Holdings Corp., Class A	105,926	2,159,831
Webster Financial Corp.	66,545	2,388,966
Yadkin Financial Corp.	94,800	2,243,916
		11,323,988
Biotechnology: 5.88%
Anacor Pharmaceuticals, Inc.*	9,887	528,460
Cepheid, Inc.*	51,468	1,716,973
Exact Sciences Corp.*1	71,853	484,289
FibroGen, Inc.*	42,839	912,042
Kite Pharma, Inc.*1	21,223	974,348
Ligand Pharmaceuticals, Inc.*1	24,442	2,617,494
Loxo Oncology, Inc.*	24,694	675,134
Sage Therapeutics, Inc.*1	24,997	801,404
Seres Therapeutics, Inc.*1	27,583	732,604
vTv Therapeutics, Inc., Class A*1	72,289	373,011
		9,815,759
Building products: 1.29%
NCI Building Systems, Inc.*	152,138	2,160,360

Communications equipment: 1.84%
Ciena Corp.*	115,355	2,194,052
Lumentum Holdings, Inc.*	32,419	874,341
		3,068,393
Construction & engineering: 1.45%
EMCOR Group, Inc.	49,877	2,424,022

Construction materials: 1.00%
Summit Materials, Inc., Class A*	85,465	1,662,294

Diversified consumer services: 1.31%
Grand Canyon Education, Inc.*	51,212	2,188,801

Diversified telecommunication services: 1.93%
8x8, Inc.*	320,010	3,219,301

Electrical equipment: 1.45%
EnerSys	43,309	2,413,177

Electronic equipment, instruments & components: 1.87%
Fabrinet*	29,900	967,265
Universal Display Corp.*	39,732	2,149,501
		3,116,766
Energy equipment & services: 0.67%
Patterson-UTI Energy, Inc.	63,928	1,126,411

Food & staples retailing: 1.23%
Casey’s General Stores, Inc.	18,143	2,055,965

Food products: 3.68%
B&G Foods, Inc.	60,509	2,106,319
Blue Buffalo Pet Products, Inc.*1	68,320	1,753,091
Dean Foods Co.	131,763	2,282,135
		6,141,545
Health care equipment & supplies: 6.37%
ABIOMED, Inc.*	33,939	3,217,757
DexCom, Inc.*	50,627	3,438,080

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
Health care equipment & supplies—(Concluded)
K2M Group Holdings, Inc.*	131,085	$1,943,990
Zeltiq Aesthetics, Inc.*1	75,233	2,043,328
		10,643,155
Health care providers & services: 3.79%
Acadia Healthcare Co., Inc.*	48,593	2,677,960
Amsurg Corp.*	30,666	2,287,684
MEDNAX, Inc.*	21,033	1,359,152
		6,324,796
Health care technology: 0.07%
Evolent Health, Inc., Class A*1	10,368	109,486

Hotels, restaurants & leisure: 6.13%
Buffalo Wild Wings, Inc.*	13,151	1,947,926
ClubCorp Holdings, Inc.	118,542	1,664,330
Del Frisco’s Restaurant Group, Inc.*	107,830	1,787,821
Popeyes Louisiana Kitchen, Inc.*	43,549	2,267,161
Wendy’s Co.	235,308	2,562,504
		10,229,742
Internet software & services: 5.57%
Apigee Corp.*1	196,260	1,630,921
inContact, Inc.*	229,730	2,042,300
Mimecast Ltd.*1	39,118	380,618
WebMD Health Corp.*	43,431	2,720,083
Wix.com Ltd.*1	125,082	2,535,412
		9,309,334
IT services: 1.18%
Heartland Payment Systems, Inc.	20,481	1,977,850

Life sciences tools & services: 1.87%
Charles River Laboratories International, Inc.*	41,184	3,127,513

Machinery: 1.09%
Woodward, Inc.	35,125	1,827,203

Media: 3.16%
AMC Entertainment Holdings, Inc., Class A	92,757	2,596,268
IMAX Corp.*1	86,310	2,683,378
		5,279,646
Multiline retail: 1.44%
Ollie’s Bargain Outlet Holdings, Inc.*1	102,944	2,411,978

Oil, gas & consumable fuels: 3.43%
Callon Petroleum Co.*	215,244	1,904,909
Diamondback Energy, Inc.*	24,878	1,920,084
Matador Resources Co.*1	100,383	1,903,262
		5,728,255
Paper & forest products: 0.61%
Boise Cascade Co.*	49,459	1,024,791

Pharmaceuticals: 3.21%
Horizon Pharma PLC*1	119,775	1,984,672
Intersect ENT, Inc.*	83,117	1,579,223
Pacira Pharmaceuticals, Inc.*1	33,909	1,796,499
		5,360,394
Professional services: 2.20%
Kforce, Inc.	95,126	1,862,567
WageWorks, Inc.*	35,652	1,804,348
		3,666,915
Real estate investment trust (REIT): 2.62%
Cousins Properties, Inc.	186,430	1,935,143

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Real estate investment trust (REIT)—(Concluded)
Sovran Self Storage, Inc.	20,741	$2,446,401
		4,381,544
Road & rail: 0.69%
Saia, Inc.*	41,081	1,156,430

Semiconductors & semiconductor equipment: 4.83%
Integrated Device Technology, Inc.*	151,749	3,101,750
M/A-COM Technology Solutions Holdings, Inc.*	55,753	2,441,424
Semtech Corp.*	114,577	2,519,548
		8,062,722
Software: 10.61%
CyberArk Software Ltd.*1	54,822	2,337,062
Fleetmatics Group PLC*	66,237	2,696,508
Gigamon, Inc.*	111,224	3,450,169
Proofpoint, Inc.*1	60,821	3,270,953
Synchronoss Technologies, Inc.*	66,153	2,139,388
Ultimate Software Group, Inc.*	12,353	2,390,306
Workiva, Inc.*1	122,668	1,429,082
		17,713,468
Specialty retail: 5.11%
Burlington Stores, Inc.*	41,622	2,340,821
Children’s Place, Inc.	32,067	2,676,633
Five Below, Inc.*	63,127	2,609,670
Restoration Hardware Holdings, Inc.*1	21,583	904,328
		8,531,452
Thrifts & mortgage finance: 0.89%
Essent Group Ltd.*	71,326	1,483,581
Total common stocks (cost $162,471,799)		164,246,727

Short-term investment: 1.03%
Investment company: 1.03%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $1,724,978)	1,724,978	1,724,978

Investment of cash collateral from securities loaned: 14.28%
UBS Private Money Market Fund LLC[2] (cost $23,850,267)	23,850,267	23,850,267
Total investments: 113.66% (cost $188,047,044)		189,821,972
Liabilities, in excess of cash and other assets: (13.66)%		(22,811,375)
Net assets: 100.00%		$167,010,597

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,951,260
Gross unrealized depreciation	(12,176,332)
Net unrealized appreciation of investments	$1,774,928

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stock	$164,246,727	$—	$—	$164,246,727
Short-term investment	—	1,724,978	—	1,724,978
Investment of cash collateral from securities loaned	—	23,850,267	—	23,850,267
Total	$164,246,727	$25,575,245	$—	$189,821,972

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2016.
2	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/15	03/31/16	03/31/16	03/31/16	03/31/16
UBS Cash Management Prime Relationship Fund	$10,433,392	$45,877,796	$56,311,188	$—	$2,417
UBS Private Money Market Fund LLC[a]	17,148,414	174,209,906	167,508,053	23,850,267	12,628
	$27,581,806	$220,087,702	$223,819,241	$23,850,267	$15,045

a The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Fixed Income Opportunities Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Bonds
US government obligations	12.60%
Total bonds	12.60%
Short-term investments	59.99
Options purchased	0.09
Total investments	72.68%
Cash and other assets, less liabilities	27.32
Net assets	100.00%

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds: 12.60%
US government obligations: 12.60%
US Treasury Notes,
1.375%, due 09/30/20	$300,000	$302,613
2.125%, due 05/15/25	1,250,000	1,289,209
Total bonds (cost $1,538,074)		1,591,822

Shares
Short-term investments: 59.99%
Investment company: 41.00%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $5,180,426)	5,180,426	5,180,426

	Face amount
US government obligation: 18.99%
US Treasury Bill,
0.275%, due 06/02/16[1] (cost $2,398,863)	$2,400,000	2,399,354
Total short-term investments (cost $7,579,289)		7,579,780

	Number of contracts
Options purchased: 0.09%
Put options: 0.07%
1 Year Euro-Dollar Midcurve, strike@ USD 98.88, expires May 2016,	66	4,125
3 Year Euro-Dollar Midcurve, strike@ USD 99.00, expires June 2016,	97	606
30 Year US Treasury Bonds, strike@ USD 160.00, expires April 2016,	17	4,516
		9,247

	Notional amount
Options purchased on interest rate swaps: 0.02%[2]
Expiring 06/17/16. If option exercised the Fund pays semi-annually 1.078% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 06/21/17. European style. Counterparty: MLI	$18,300,000	1,700
Total options purchased (cost $87,851)		10,947
Total investments: 72.68% (cost $9,205,214)		9,182,549
Cash and other assets, less liabilities: 27.32%		3,451,318
Net assets: 100.00%		$12,633,867

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$54,239
Gross unrealized depreciation	(76,904)
Net unrealized depreciation of investments	$(22,665)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	INR	990,000	USD	14,552	06/15/16	$(198)
GSI	USD	14,421	INR	990,000	06/15/16	329
Net unrealized appreciation on forward foreign currency contracts						$131

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 5 contracts (USD)	June 2016	$814,558	$822,187	$7,629
US Treasury futures sell contracts:
2 Year US Treasury Notes, 1 contract (USD)	June 2016	(218,155)	(218,750)	(595)
10 Year US Treasury Notes, 2 contracts (USD)	June 2016	(259,560)	(260,782)	(1,222)
Interest rate futures buy contracts:
90 Day Euro-Dollar, 30 contracts (USD)	April 2016	7,448,303	7,452,750	4,447
Interest rate futures sell contracts:
90 Day Euro-Dollar, 10 contracts (USD)	March 2017	(2,474,982)	(2,478,250)	(3,268)
Net unrealized appreciation on futures contracts				$6,991

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[3]	Payments received by the Fund[3]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
CSI	CAD	1,550,000	02/11/22	4.145%	3 month BA	$—	$(215,520)	$(215,520)
JPMCB	CAD	1,550,000	02/11/22	3 month BA	4.145%	—	215,520	215,520
JPMCB	USD	7,500,000	07/03/42	1 month USD LIBOR	3 month USD LIBOR	—	133,353	133,353
						$—	$133,353	$133,353

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2016 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount	Termination date	Payments made by the Fund[3]	Payments received by the Fund[3]	Value	Unrealized depreciation
USD 975,000	12/31/17	1.193%	3 month USD LIBOR	$(6,291)	$(6,291)
USD 2,885,000	12/21/18	1.627	3 month USD LIBOR	(66,520)	(66,520)
USD 1,475,000	12/12/23	3.200	3 month USD LIBOR	(201,578)	(201,578)
				$(274,389)	$(274,389)

Options written

	Expiration date	Premiums received	Value
Put options
Foreign Exchange Option, Sell USD/CNY, 500,000 contracts, strike @ CNY 6.58, counterparty: MLI	April 2016	$2,222	$(9,001)
Foreign Exchange Option, Sell USD/CNY, 280,000 contracts, strike @ CNY 6.50, counterparty: MSC	May 2016	1,464	(2,702)
Foreign Exchange Option, Sell USD/EUR, 310,000 contracts, strike @ USD 0.89, counterparty: MSC	May 2016	3,658	(7,655)
Foreign Exchange Option, Sell USD/EUR, 300,000 contracts, strike @ USD 0.87, counterparty: MLI	June 2016	2,657	(4,720)
Total options written		$10,001	$(24,078)

Written options activity for the period ended March 31, 2016 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2015	213	$211,156
Options written	788	186,702
Options terminated in closing purchase transactions	(1,001)	(397,858)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2016	—	$—

Written swaptions & foreign exchange options activity for the period ended March 31, 2016 was as follows:

Swaptions and foreign exchange options outstanding at June 30, 2015	$645,279
Swaptions and foreign exchange options written	325,595
Swaptions and foreign exchange options terminated in closing purchase transactions	(960,873)
Swaptions and foreign exchange options expired prior to exercise	—
Swaptions and foreign exchange options outstanding at March 31, 2016	$10,001

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
US government obligation	$—	$1,591,822	$—	$1,591,822
Short-term investment	—	7,579,780	—	7,579,780
Options purchased	9,247	1,700	—	10,947
Forward foreign currency contracts	—	329	—	329
Futures contracts	12,076	—	—	12,076
Swap agreements, at value	—	348,873	—	348,873
Total	$21,323	$9,522,504	$—	$9,543,827

Liabilities
Forward foreign currency contracts	$—	$(198)	$—	$(198)
Futures contracts	(5,085)	—	—	(5,085)
Swap agreements, at value	—	(489,909)	—	(489,909)
Options written	—	(24,078)	—	(24,078)
Total	$(5,085)	$(514,185)	$—	$(519,270)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

	Commercial Mortgage-backed Security	Total
Assets
Beginning balance	$198,000	$198,000
Purchases	—	—
Issuances	—	—
Sales	(181,062)	(181,062)
Accrued premiums	—	—
Total realized gain/(loss)	(17,938)	(17,938)
Change in net unrealized appreciation/depreciation	1,000	1,000
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$—	$—

Portfolio footnotes

1	Rate shown is the discount rate at the date of purchase.
2	Illiquid investment as of March 31, 2016.
3	Payments made or received are based on the notional amount.

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/15	03/31/16	03/31/16	03/31/16	03/31/16
UBS Cash Management Prime Relationship Fund	$1,533,682	$10,602,941	$12,136,623	$—	$434

UBS Core Plus Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Bonds
Corporate bonds
Air freight & logistics	0.13%
Automobiles	0.20
Banks	4.74
Beverages	0.51
Biotechnology	0.27
Building products	0.48
Capital markets	1.17
Chemicals	0.35
Commercial services & supplies	0.24
Communications equipment	0.14
Consumer finance	0.99
Containers & packaging	0.08
Diversified financial services	0.30
Diversified telecommunication services	1.46
Electric utilities	1.80
Electronic equipment, instruments & components	0.22
Energy equipment & services	0.14
Food & staples retailing	0.31
Food products	0.15
Health care equipment & supplies	0.37
Health care providers & services	0.18
Hotels, restaurants & leisure	0.47
Household products	0.09
Independent power and renewable electricity producers	0.40
Industrial conglomerates	0.40
Insurance	1.05
Internet & catalog retail	0.16
IT services	0.14
Machinery	0.37
Media	1.52
Metals & mining	0.54
Multiline retail	0.14
Multi-utilities	0.50
Oil, gas & consumable fuels	3.98
Paper & forest products	0.04
Pharmaceuticals	0.92
Real estate investment trust (REIT)	0.57
Real estate management & development	0.24
Road & rail	0.66
Semiconductors & semiconductor equipment	0.06
Software	0.50
Specialty retail	0.27
Technology hardware, storage & peripherals	0.21
Tobacco	0.55
Trading companies & distributors	0.27
Wireless telecommunication services	0.30
Total corporate bonds	28.58%
Asset-backed securities	7.39
Commercial mortgage-backed securities	7.60
Mortgage & agency debt securities	33.44
Municipal bonds	1.57
US government obligations	12.98
Non-US government obligations	3.02
Total bonds	94.58%
Short-term investments	32.80
Options purchased	0.02
Investment of cash collateral from securities loaned	0.12
Total investments	127.52%
Liabilities, in excess of cash and other assets	(27.52)
Net assets	100.00%

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds: 94.58%
Corporate bonds: 28.58%
Australia: 0.08%
Australia & New Zealand Banking Group Ltd.,
2.700%, due 11/16/20[1]	$30,000	$30,864

Brazil: 0.42%
Petrobras Global Finance BV,
3.250%, due 03/17/17	110,000	106,502
Vale Overseas Ltd.,
4.375%, due 01/11/22[1]	55,000	46,881
Total Brazil corporate bonds		153,383

Canada: 0.33%
NOVA Chemicals Corp.,
5.250%, due 08/01/23[2]	70,000	68,425
Petro-Canada,
6.050%, due 05/15/18	50,000	52,888
Total Canada corporate bonds		121,313

China: 0.55%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[2]	200,000	202,217

Colombia: 0.15%
Ecopetrol SA,
4.125%, due 01/16/25	65,000	54,925

France: 0.23%
Total Capital International SA,
3.750%, due 04/10/24[1]	80,000	84,208

Germany: 0.56%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[2]	200,000	205,000

Ireland: 0.07%
XL Group PLC,
6.375%, due 11/15/24	21,000	24,469

Israel: 0.29%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	70,000	70,431
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	34,000	35,360
Total Israel corporate bonds		105,791

Luxembourg: 0.27%
ArcelorMittal,
6.500%, due 03/01/21	61,000	60,085
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21	60,000	38,100
Total Luxembourg corporate bonds		98,185

Mexico: 0.77%
America Movil SAB de CV,
5.000%, due 03/30/20	100,000	110,577

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Mexico—(Concluded)
Petroleos Mexicanos,
4.875%, due 01/24/22	$125,000	$124,187
6.375%, due 01/23/45	50,000	46,248
Total Mexico corporate bonds		281,012

Netherlands: 0.27%
LYB International Finance BV,
4.875%, due 03/15/44	60,000	59,839
Shell International Finance BV,
2.250%, due 11/10/20	40,000	40,514
Total Netherlands corporate bonds		100,353

Norway: 0.49%
Eksportfinans ASA,
5.500%, due 06/26/17	140,000	145,587
Statoil ASA,
4.800%, due 11/08/43	30,000	32,283
Total Norway corporate bonds		177,870

Spain: 0.42%
Telefonica Emisiones SAU,
3.192%, due 04/27/18	150,000	153,910

United Kingdom: 0.64%
Aon PLC,
3.500%, due 06/14/24	50,000	50,253
BP Capital Markets PLC,
3.062%, due 03/17/22	70,000	71,722
Lloyds Bank PLC,
6.500%, due 09/14/20[2]	100,000	112,898
Total United Kingdom corporate bonds		234,873

United States: 23.04%
AbbVie, Inc.,
2.500%, due 05/14/20	70,000	71,309
Actavis Funding SCS,
3.800%, due 03/15/25	70,000	72,846
ADT Corp.,
3.500%, due 07/15/22[1]	100,000	86,500
Alabama Power Co.,
6.000%, due 03/01/39	20,000	25,398
Ally Financial, Inc.,
6.250%, due 12/01/17	60,000	62,550
Altria Group, Inc.,
5.375%, due 01/31/44	65,000	79,440
9.950%, due 11/10/38	18,000	31,662
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	35,000	37,917
Anadarko Petroleum Corp.,
4.850%, due 03/15/21	60,000	61,112
Anheuser-Busch InBev Finance, Inc.,
4.700%, due 02/01/36	80,000	86,477
4.900%, due 02/01/46	70,000	78,213
Apache Corp.,
4.750%, due 04/15/43	40,000	35,914
Apple, Inc.,
3.850%, due 05/04/43	50,000	48,631
AT&T, Inc.,
6.000%, due 08/15/40	40,000	44,568

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
AvalonBay Communities, Inc. REIT,
3.450%, due 06/01/25	$40,000	$41,009
Bank of America Corp.,
Series L, 2.650%, due 04/01/19	70,000	71,243
4.200%, due 08/26/24	120,000	122,170
6.110%, due 01/29/37	100,000	115,013
Barrick North America Finance LLC,
4.400%, due 05/30/21	20,000	20,452
BB&T Corp.,
2.625%, due 06/29/20	120,000	122,625
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	30,000	34,710
Biogen, Inc.,
4.050%, due 09/15/25	30,000	32,074
Boston Properties LP, REIT,
3.800%, due 02/01/24	110,000	115,309
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	120,000	140,361
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	85,000	91,375
CCO Safari II LLC,
3.579%, due 07/23/20[2]	80,000	81,778
Chevron Corp.,
3.191%, due 06/24/23	60,000	61,872
Cisco Systems, Inc.,
5.900%, due 02/15/39	40,000	51,733
CIT Group, Inc.,
5.500%, due 02/15/19[2]	70,000	72,319
Citigroup, Inc.,
1.750%, due 05/01/18	85,000	84,778
5.500%, due 09/13/25	220,000	240,849
CNA Financial Corp.,
4.500%, due 03/01/26	30,000	30,425
Comcast Corp.,
6.950%, due 08/15/37	40,000	56,130
ConocoPhillips Co.,
4.200%, due 03/15/21	40,000	41,733
Consolidated Edison Co. of New York, Inc.,
5.850%, due 03/15/36	45,000	56,584
CVS Health Corp.,
5.125%, due 07/20/45	13,000	15,064
DISH DBS Corp.,
7.875%, due 09/01/19	70,000	77,000
Dollar General Corp.,
3.250%, due 04/15/23	50,000	50,481
DPL, Inc.,
7.250%, due 10/15/21	85,000	88,347
DTE Electric Co.,
3.700%, due 03/15/45	25,000	24,741
Duke Energy Indiana LLC,
6.350%, due 08/15/38	20,000	26,647
Duke Energy Progress LLC,
3.000%, due 09/15/21	160,000	167,930
Edison International,
2.950%, due 03/15/23	40,000	40,376

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Energy Transfer Partners LP,
9.000%, due 04/15/19	$130,000	$138,729
ERAC USA Finance LLC,
2.800%, due 11/01/18[2]	80,000	81,241
ERP Operating LP,
4.500%, due 06/01/45	15,000	15,908
4.750%, due 07/15/20	35,000	38,275
Exelon Generation Co. LLC,
2.950%, due 01/15/20	135,000	135,916
Exxon Mobil Corp.,
4.114%, due 03/01/46	50,000	53,032
FedEx Corp.,
3.875%, due 08/01/42	50,000	46,575
FirstEnergy Transmission LLC,
5.450%, due 07/15/44[2]	40,000	41,702
Flextronics International Ltd.,
5.000%, due 02/15/23	80,000	80,400
Florida Power & Light Co.,
5.950%, due 02/01/38	40,000	52,307
Ford Motor Co.,
7.450%, due 07/16/31	30,000	39,112
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	125,000	148,492
Frontier Communications Corp.,
8.500%, due 04/15/20	80,000	82,100
General Electric Co.,
4.650%, due 10/17/21	55,000	62,777
Series A, 6.750%, due 03/15/32	60,000	81,986
General Motors Co.,
6.600%, due 04/01/36	30,000	33,018
General Motors Financial Co., Inc.,
3.100%, due 01/15/19	40,000	40,686
3.700%, due 11/24/20	40,000	40,781
Georgia-Pacific LLC,
8.000%, due 01/15/24	10,000	12,898
Gilead Sciences, Inc.,
4.750%, due 03/01/46	60,000	65,868
Goldman Sachs Group, Inc.,
2.875%, due 02/25/21	30,000	30,541
5.150%, due 05/22/45	5,000	5,081
5.750%, due 01/24/22	20,000	23,086
6.150%, due 04/01/18	100,000	108,192
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	80,000	94,122
Home Depot, Inc.,
3.350%, due 09/15/25	60,000	65,047
Illinois Tool Works, Inc.,
3.500%, due 03/01/24	40,000	43,135
Indiana Michigan Power Co.,
Series K, 4.550%, due 03/15/46	35,000	36,025

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Intercontinental Exchange, Inc.,
2.750%, due 12/01/20	$40,000	$40,918
International Business Machines Corp.,
2.250%, due 02/19/21	50,000	51,120
International Lease Finance Corp.,
7.125%, due 09/01/18[2]	90,000	98,100
International Paper Co.,
3.800%, due 01/15/26[1]	30,000	30,605
John Deere Capital Corp.,
2.450%, due 09/11/20	30,000	30,727
JPMorgan Chase & Co.,
3.875%, due 09/10/24	170,000	174,149
4.625%, due 05/10/21	90,000	99,829
Kimberly-Clark Corp.,
3.625%, due 08/01/20	30,000	32,460
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21	80,000	81,660
6.500%, due 09/01/39	45,000	42,608
Kraft Heinz Foods Co.,
5.200%, due 07/15/45[2]	50,000	55,960
Kroger Co.,
3.850%, due 08/01/23	90,000	96,805
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	30,000	33,974
Masco Corp.,
3.500%, due 04/01/21	40,000	40,300
4.450%, due 04/01/25	40,000	41,492
McDonald’s Corp.,
2.100%, due 12/07/18	30,000	30,614
Medtronic, Inc.,
4.375%, due 03/15/35	70,000	75,802
MetLife, Inc.,
4.125%, due 08/13/42	20,000	19,103
Microsoft Corp.,
2.375%, due 02/12/22	50,000	51,539
4.450%, due 11/03/45	30,000	33,165
Morgan Stanley,
4.350%, due 09/08/26	80,000	82,366
Series J, 5.550%, due 07/15/20[3,4]	70,000	69,003
5.625%, due 09/23/19	100,000	111,300
National Rural Utilities Cooperative Finance Corp.,
2.300%, due 11/01/20	30,000	30,555
NBCUniversal Media LLC,
4.375%, due 04/01/21	30,000	33,561
NRG Energy, Inc.,
8.250%, due 09/01/20	10,000	10,075
Occidental Petroleum Corp.,
Series 1, 4.100%, due 02/01/21	30,000	32,422
Oracle Corp.,
2.500%, due 05/15/22	50,000	51,059
5.375%, due 07/15/40	40,000	47,534
Pacific Gas & Electric Co.,
2.950%, due 03/01/26	30,000	30,469
5.800%, due 03/01/37	25,000	31,075

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
PacifiCorp,
6.000%, due 01/15/39	$40,000	$51,539
PepsiCo, Inc.,
4.875%, due 11/01/40	20,000	22,517
Pfizer, Inc.,
7.200%, due 03/15/39	60,000	87,693
Philip Morris International, Inc.,
2.900%, due 11/15/21	60,000	63,454
PNC Funding Corp.,
3.300%, due 03/08/22	100,000	104,721
Principal Financial Group, Inc.,
8.875%, due 05/15/19	90,000	106,945
Prudential Financial, Inc.,
5.200%, due 03/15/44[3]	45,000	43,377
6.625%, due 12/01/37	14,000	17,165
QVC, Inc.,
4.450%, due 02/15/25	60,000	58,150
Realogy Group LLC,
5.250%, due 12/01/21[2]	85,000	87,762
Regions Financial Corp.,
2.000%, due 05/15/18	70,000	69,564
Reynolds American, Inc.,
5.700%, due 08/15/35	25,000	29,243
Seagate HDD Cayman,
5.750%, due 12/01/34	40,000	28,420
Sempra Energy,
9.800%, due 02/15/19	75,000	90,230
Sprint Capital Corp.,
6.900%, due 05/01/19	70,000	60,550
Starwood Hotels & Resorts Worldwide, Inc.,
4.500%, due 10/01/34	50,000	47,817
SunTrust Bank,
7.250%, due 03/15/18	100,000	109,724
Synchrony Financial,
4.500%, due 07/23/25	40,000	41,161
TCI Communications, Inc.,
7.875%, due 02/15/26	50,000	70,409
Tenet Healthcare Corp.,
6.000%, due 10/01/20	10,000	10,650
Texas Instruments, Inc.,
1.650%, due 08/03/19	20,000	20,236
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	35,000	44,776
Transocean, Inc.,
4.300%, due 10/15/22	95,000	52,487
Union Pacific Corp.,
4.050%, due 11/15/45	20,000	20,519
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	50,000	55,769
USG Corp.,
5.875%, due 11/01/21[2]	50,000	52,250
6.300%, due 11/15/16	40,000	41,000
Valero Energy Corp.,
6.625%, due 06/15/37	50,000	54,245

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Verizon Communications, Inc.,
2.382%, due 09/14/18[3]	$50,000	$51,140
4.522%, due 09/15/48	97,000	97,195
6.400%, due 09/15/33	7,000	8,612
Virginia Electric & Power Co.,
3.450%, due 09/01/22	40,000	42,185
Walt Disney Co.,
2.150%, due 09/17/20	30,000	30,821
4.125%, due 06/01/44	30,000	32,185
Wells Fargo & Co.,
5.375%, due 11/02/43	55,000	62,184
Williams Partners LP,
4.300%, due 03/04/24	50,000	41,596
Wyndham Worldwide Corp.,
5.625%, due 03/01/21	85,000	93,069
Zimmer Biomet Holdings, Inc.,
4.450%, due 08/15/45	60,000	58,618
Total United States corporate bonds		8,445,024
Total corporate bonds (cost $10,397,823)		10,473,397

Asset-backed securities: 7.39%
United States: 7.39%
AmeriCredit Automobile Receivables Trust,
Series 2015-4, Class A1,
0.500%, due 11/08/16	100,779	100,779
Series 2012-3, Class C,
2.420%, due 05/08/18	76,615	76,773
Series 2014-1, Class D,
2.540%, due 06/08/20	125,000	124,098
Series 2013-5, Class D,
2.860%, due 12/09/19	125,000	125,912
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B,
2.320%, due 07/20/18	150,000	150,701
Series 2016-1, Class D,
4.030%, due 08/21/23	175,000	175,596
Drive Auto Receivables Trust,
Series 2015-BA, Class D,
3.840%, due 07/15/21[2]	200,000	196,824
Series 2015-CA, Class D,
4.200%, due 09/15/21[2]	200,000	197,704
Series 2015-DA, Class D,
4.590%, due 01/17/23[2]	125,000	123,202
Fifth Third Auto Trust,
Series 2015-1, Class A1,
0.430%, due 11/15/16	238,953	238,953
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	175,000	176,287

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities—(Concluded)
United States—(Concluded)
Hyundai Auto Receivables Trust,
Series 2012-B, Class C,
1.950%, due 10/15/18	$200,000	$200,675
Nissan Auto Lease Trust,
Series 2015-B, Class A1,
0.420%, due 11/15/16	176,654	176,566
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37[5]	38,559	20,282
Santander Drive Auto Receivables Trust,
Series 2013-2, Class B,
1.330%, due 03/15/18	23,293	23,289
Series 2014-2, Class D,
2.760%, due 02/18/20	175,000	175,990
Series 2012-2, Class D,
3.870%, due 02/15/18	161,381	162,761
Series 2012-1, Class D,
4.560%, due 11/15/17	261,144	262,678
Total asset-backed securities (cost $2,727,889)		2,709,070

Commercial mortgage-backed securities: 7.60%
United States: 7.60%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class C,
6.811%, due 01/14/29[2]	100,000	111,667
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.486%, due 08/15/26[2,3]	150,000	149,482
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA,
3.436%, due 12/15/27[2,3]	100,000	95,231
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
2.186%, due 06/15/31[2,3]	125,000	122,672
Citigroup Commercial Mortgage Trust,
Series 2016-P3, Class A4,
3.329%, due 04/15/49	150,000	154,490
Series 2015-GC33, Class AS,
4.114%, due 09/10/58	150,000	156,095
Series 2015-GC29, Class C,
4.155%, due 04/10/48[3]	200,000	178,813
Commercial Mortgage Loan Trust,
Series 2015-DC1, Class C,
4.353%, due 02/10/48[3]	100,000	97,051

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities—(Concluded)
United States—(Concluded)
Commercial Mortgage Pass Through Certificates,
Series 2013-GAM, Class B,
3.418%, due 02/10/28[2,3]	$200,000	$198,979
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A4,
3.808%, due 11/15/48	280,000	300,034
Series 2015-C4, Class C,
4.586%, due 11/15/48[3]	150,000	139,947
CSMC Trust,
Series 2015-DEAL, Class D,
3.536%, due 04/15/29[2,3]	200,000	192,177
FDIC Guaranteed Notes Trust,
Series 2010-C1, Class A,
2.980%, due 12/06/20[2]	77,766	79,120
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class CFX,
3.382%, due 12/15/19[2,3]	150,000	147,057
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.336%, due 07/15/31[2,3]	175,000	168,079
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class D,
2.936%, due 10/15/29[2,3]	125,000	120,942
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class C,
4.081%, due 07/15/46[3]	100,000	98,638
Series 2013-C13, Class C,
4.892%, due 11/15/46[3]	50,000	51,029
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
2.936%, due 11/15/27[2,3]	150,000	145,702
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D,
3.007%, due 11/15/29[2,3]	80,343	78,746
Total commercial mortgage-backed securities (cost $2,810,400)		2,785,951

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Mortgage & agency debt securities: 33.44%
United States: 33.44%
Federal Home Loan Mortgage Corp. Gold Pools,
3.000%, TBA	$800,000	$819,391
3.500%, TBA	1,625,000	1,701,648
#A96140, 4.000%, due 01/01/41	73,244	78,402
#C63008, 6.000%, due 01/01/32	38,550	43,677
#G01717, 6.500%, due 11/01/19	33,991	40,033
Federal National Mortgage Association Pools,
3.000%, TBA	2,050,000	2,103,612
#AT2725, 3.000%, due 05/01/43	367,589	378,018
#AP6056,3.000%, due 07/01/43	64,141	65,955
#AS0302,3.000%, due 08/01/43	22,453	23,087
#AU3735, 3.000%, due 08/01/43	86,010	88,444
#AV1735, 3.000%, due 11/01/43	66,984	68,886
4.000%, TBA	1,925,000	2,057,353
4.500%, TBA	1,700,000	1,849,720
#AH4568, 4.000%, due 03/01/41	88,043	94,360
#AS5669, 4.000%, due 08/01/45	196,957	212,888
#AE0106, 4.500%, due 06/01/40	839	916
#890209, 5.000% due 05/01/40	124,074	137,538
#688066, 5.500%, due 03/01/33	73,262	83,373
#688314, 5.500% due 03/01/33	69,633	79,471
#802481, 5.500%, due 11/01/34	116,816	130,940
#408267, 6.000%, due 03/01/28	11,282	13,035
#323715, 6.000%, due 05/01/29	6,093	7,012
#676733, 6.000%, due 01/01/33	51,007	59,247
#831730, 6.500%, due 09/01/36	52,490	62,613
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.703%, due 02/25/35[3]	20,227	18,059
Government National Mortgage Association Pools,
3.500%, TBA	775,000	819,320
4.000%, TBA	900,000	962,332
#AB2784 3.500%, due 08/20/42	72,201	76,775
#779425, 4.000%, due 06/20/42	74,726	80,837
#002687, 6.000%, due 12/20/28	12,938	14,784
#002794, 6.000%,due 08/20/29	41,236	47,068

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Mortgage & agency debt securities—(Concluded)
United States—(Concluded)
#004245, 6.000%, due 09/20/38	$29,014	$32,920
Total mortgage & agency debt securities (cost $12,097,317)		12,251,714

Municipal bonds: 1.57%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40	50,000	59,784
Los Angeles Unified School District,
6.758%, due 07/01/34	70,000	96,692
Metropolitan Transportation Authority Revenue Bonds,
Series A,
6.668%, due 11/15/39	30,000	41,121
State of California, GO Bonds,
7.300%, due 10/01/39	125,000	182,891
State of Illinois, GO Bonds,
5.877%, due 03/01/19	180,000	193,622
Total municipal bonds (cost $498,274)		574,110

US government obligations: 12.98%
Israel: 0.46%
Israel Government AID Bond,
5.500%, due 09/18/33	125,000	169,045
Private Export Funding Corp.,
Series MM, 2.300%, due 09/15/20	150,000	155,638
Tennessee Valley Authority,
2.875%, due 09/15/24	70,000	73,639
US Treasury Bonds,
2.500%, due 02/15/46[1]	475,000	463,199
2.750%, due 11/15/42[1]	400,000	412,500
2.875%, due 05/15/43	600,000	632,485
2.875%, due 08/15/45	140,000	147,306
3.750%, due 11/15/43	75,000	93,199
6.250%, due 05/15/30[1]	50,000	76,297
US Treasury Inflation Indexed Notes (TIPS),
0.625%, due 01/15/26[6]	550,000	573,494
US Treasury Notes,
1.000%, due 08/15/18	375,000	376,802
1.125%, due 02/28/21[1]	800,000	797,093
1.500%, due 02/28/23[1]	325,000	324,200
1.625%, due 02/15/26	400,000	394,391
2.250%, due 11/15/25	65,000	67,674
Total US government obligations (cost $4,665,570)		4,756,962

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Non-US government obligations: 3.02%
Brazil: 0.54%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[2]	$200,000	$199,000

Chile: 0.29%
Republic of Chile,
3.250%, due 09/14/21	100,000	105,850

Colombia: 0.43%
Republic of Colombia,
8.125%, due 05/21/24	125,000	156,563

Germany: 0.12%
KFW,
2.966%, due 04/18/36[7]	80,000	45,299

Mexico: 0.48%
United Mexican States,
4.000%, due 10/02/23	150,000	157,125
6.750%, due 09/27/34	15,000	19,313
		176,438
Peru: 0.48%
Peruvian Government International Bond,
4.125%, due 08/25/27	40,000	41,900
7.350%, due 07/21/25	100,000	132,000
		173,900
Philippines: 0.31%
Republic of the Philippines,
10.625%, due 03/16/25	70,000	114,450

Poland: 0.08%
Republic of Poland,
5.000%, due 03/23/22	25,000	27,906

Turkey: 0.29%
Republic of Turkey,
6.750%, due 04/03/18	100,000	107,625
Total Non-US government obligations (cost $1,096,039)		1,107,031
Total bonds (cost $34,293,312)		34,658,235

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Shares	Value
Short-term investments: 32.80%
Investment company: 28.91%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $10,596,777)	10,596,777	$10,596,777

	Face amount
US government obligation: 3.89%
US Treasury Bill,
0.300%, due 06/09/16[1,7] (cost $1,424,169)	$1,425,000	1,424,523
Total short-term investments (cost $12,020,946)		12,021,300

Number of contracts
Options purchased: 0.02%
Put options: 0.02%
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016,	26	162

	Face amount covered by contracts
Foreign Exchange Option, Buy USD/INR, strike @ USD 68.02, expires May 2016, counterparty: MLI	345,000	8,358
Total options purchased (cost $40,365)		8,520

	Shares
Investment of cash collateral from securities loaned: 0.12%
UBS Private Money Market Fund LLC[8] (cost $42,060)	42,060	42,060
Total investments: 127.52% (cost $46,396,683)		46,730,115
Liabilities, in excess of cash and other assets: (27.52%)		(10,084,740)
Net assets: 100.00%		$36,645,375

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$631,604
Gross unrealized depreciation	(298,172)
Net unrealized appreciation of investments	$333,432

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation
GSI	USD	185,000	NOK	1,556,313	04/14/16	$3,074
JPMCB	USD	345,580	EUR	315,000	04/14/16	12,969
Net unrealized appreciation on forward foreign currency contracts						$16,043

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 1 contract (USD)	June 2016	$170,470	$172,531	$2,061
10 Year US Treasury Notes, 23 contracts (USD)	June 2016	2,996,400	2,998,985	2,585
US Treasury futures sell contracts:
2 Year US Treasury Notes, 2 contracts (USD)	June 2016	(437,381)	(437,500)	(119)
Interest rate futures buy contracts:
Euro-BTP, 7 contracts (EUR)	June 2016	1,112,803	1,120,080	7,277
Interest rate futures sell contracts:
Euro-Bund, 5 contracts (EUR)	June 2016	(923,558)	(929,209)	(5,651)
Net unrealized appreciation on futures contracts				$6,153

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

Credit default swaps on corporate issues-buy protection9

Counterparty	Referenced obligation[10]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments received	Value	Unrealized depreciation
GSI	The Procter & Gamble Co. bond, 1.600%, due 11/15/18	USD	180,000	12/20/20	1.000%	$6,644	$(7,203)	$(559)

Credit default swaps on credit indices-sell protection12

Counterparty	Referenced index[10]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments made	Value	Unrealized depreciation	Credit spread[13]
MLI	CMBX.NA.BB. Series 6 Index	USD	50,000	05/11/63	5.000%	$(132)	$(5,545)	$(5,677)	6.234%
MLI	CMBX.NA.BB. Series 6 Index	USD	200,000	05/11/63	5.000	(6,246)	(22,180)	(28,426)	6.234
						$(6,378)	$(27,725)	$(34,103)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Value	Unrealized depreciation
USD	1,050,000	11/30/22	1.902%	3 month USD LIBOR	$(35,662)	$(35,662)

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call option
3 Year Euro-Dollar Midcurve, 26 contracts, strike @ USD 98.75	June 2016	$21,034	$(36,400)
Put options
3 Year Euro-Dollar Midcurve, 26 contracts, strike @ USD 96.75	June 2016	21,034	(162)
Foreign Exchange Option, Sell USD/EUR, 690,000 contracts, strike @ EUR 8.89, counterparty: MSC	May 2016	8,143	(17,038)
Foreign Exchange Option, Sell USD/EUR, 705,000 contracts, strike @ EUR 0.87, counterparty: MLI	June 2016	6,243	(11,091)
Options written on credit default swaps on credit indices[14]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 25 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/20. European style. Counterparty: BB, Notional Amount USD 380,000	June 2016	4,180	(1,049)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 25 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/20. European style. Counterparty: BB, Notional Amount USD 750,000	July 2016	10,875	(5,531)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 25 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/20. European style. Counterparty: CITI, Notional Amount USD 750,000	June 2016	17,625	(2,071)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 25 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/20. European style. Counterparty: JPMCB, Notional Amount USD 375,000	May 2016	1,800	(4,357)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 25 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/20. European style. Counterparty: JPMCB, Notional Amount USD 750,000	June 2016	5,100	(20,179)
Total options written		$96,034	$(97,878)

Written options activity for the period ended March 31, 2016 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2015	52	$42,068
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options outstanding at March 31, 2016	52	$42,068

Written swaptions and foreign exchange options activity for the period ended March 31, 2016 was as follows:

Swaptions & foreign exchange options outstanding at June 30, 2015	$8,222
Swaptions & foreign exchange options written	167,170
Swaptions & foreign exchange options terminated in closing purchase transactions	(121,426)
Swaptions & foreign exchange options expired prior to exercise	—
Swaptions & foreign exchange options outstanding at March 31, 2016	$53,966

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$10,473,397	$—	$10,473,397
Asset-backed securities	—	2,709,070	—	2,709,070
Commercial mortgage-backed securities	—	2,785,951	—	2,785,951
Mortgage & agency debt securities	—	12,251,714	—	12,251,714
Municipal bonds	—	574,110	—	574,110
US government obligations	—	4,756,962	—	4,756,962
Non-US government obligations	—	1,107,031	—	1,107,031
Short-term investments	—	12,021,300	—	12,021,300
Investment of cash collateral from securities loaned	—	42,060	—	42,060
Options purchased	162	8,358	—	8,520
Forward foreign currency contracts	—	16,043	—	16,043
Futures contracts	11,923	—	—	11,923
Total	$12,085	$46,745,996	$—	$46,758,081

Liabilities
Futures contracts	$(5,770)	$—	$—	$(5,770)
Swap agreements, at value	—	(70,590)	—	(70,590)
Options written	(36,562)	(61,316)	—	(97,878)
Total	$(42,332)	$(131,906)	$—	$(174,238)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnote

1                 Security, or portion thereof, was on loan at March 31, 2016.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $3,486,236 or 9.51% of net assets.

3                 Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2016 and changes periodically.

4                 Perpetual investment. Date shown reflects the next call date.

5                 Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

6                 Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

7                 Rate shown is the discount rate at the date of purchase.

8                 The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain (loss) during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/15	03/31/16	03/31/16	03/31/16	03/31/16	03/31/16	03/31/16
UBS Cash Management Prime Relationship Fund	$8,382,243	$18,092,817	$26,475,060	$—	$—	$—	$2,397
UBS Private Money Market Fund LLC[a]	159,900	2,863,260	2,981,100	—	—	42,060	51
	$8,542,143	$20,956,077	$29,456,160	$—	$—	$42,060	$2,448

a The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

9                 If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

10          Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.

11          Payments made or received are based on the notional amount.

12          If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

13          Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

14          Illiquid investment as of March 31, 2016.

UBS Municipal Bond Fund

Summary of municipal securities by state (unaudited)

As a percentage of net assets as of March 31, 2016

Long-term municipal bonds
California	10.57%
Florida	14.54
Hawaii	1.60
Illinois	10.18
Indiana	1.76
Maryland	1.30
Massachusetts	5.32
Michigan	4.65
Minnesota	1.29
Nebraska	2.98
Nevada	2.82
New Jersey	9.50
New York	10.95
Pennsylvania	7.43
Rhode Island	2.52
South Carolina	1.50
Texas	9.93
Washington	4.27
Wisconsin	0.66
Total long-term municipal bonds	103.77%
Short-term investment	0.98
Total investments	104.75%
Liabilities, in excess of cash and other assets	(4.75)
Net assets	100.00%

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds: 103.77%
California—10.57%
California State Public Works Board Revenue Bonds,
Series F,
5.000%, due 05/01/26	$1,500,000	$1,878,705
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/32	1,000,000	1,194,590
5.000%, due 06/01/33	650,000	773,565
Irvine Unified School District, Community Facilities District No. 09-1,
Series B,
0.410%, due 09/01/51[1]	3,500,000	3,500,000
Los Angeles Unified School District, GO Bonds,
Series A,
5.000%, due 07/01/24	1,000,000	1,194,060
		8,540,920
Florida—14.54%
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,174,650
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGC,
5.000%, due 10/01/26	1,020,000	1,254,794
South Florida Water Management District, COP,
Series 2015,
5.000%, due 10/01/34	1,000,000	1,203,310
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,383,260
The School Board of Lake County, COP,
Series A, AMBAC,
5.000%, due 06/01/25[2]	1,000,000	1,007,520
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,166,620
Series D,
5.000%, due 02/01/23	1,000,000	1,198,390
5.000%, due 11/01/31	1,000,000	1,158,530
The School Board of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,196,810
		11,743,884
Hawaii—1.60%
County Of Hawaii, GO Bonds,
Series A,
5.000%, due 09/01/27	1,025,000	1,295,426

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Illinois—10.18%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/30	$1,000,000	$1,188,430
5.000%, due 01/01/31	1,050,000	1,242,434
5.250%, due 01/01/29	500,000	594,465
Illinois Finance Authority, Sherman Health Systems Revenue Bonds,
Series A,
5.500%, due 08/01/37[2]	1,000,000	1,063,120
Illinois State Toll Highway Authority, Revenue Bonds,
Series B,
5.000%, due 01/01/40	1,000,000	1,157,860
State of Illinois Revenue Bonds,
Series B,
5.250%, due 01/01/18	1,000,000	1,061,820
State of Illinois, GO Bonds,
5.000%, due 06/15/22	1,105,000	1,316,143
State of Illinois, Sales Tax Revenue Bonds,
5.750%, due 06/15/20	510,000	601,035
		8,225,307
Indiana—1.76%
Vanderburgh County Redevelopment District, Revenue Bonds,
5.250%, due 02/01/31[2]	1,400,000	1,421,784

Maryland—1.30%
State of Maryland, GO Bonds,
Series B,
4.500%, due 08/01/17	1,000,000	1,051,570

Massachusetts—5.32%
The Commonwealth of Massachusetts, Consolidated Loan of 2002, GO Bonds,
Series C, NATL-RE,
5.500%, due 11/01/17	1,000,000	1,075,880
The Commonwealth of Massachusetts, Consolidated Loan of 2016, GO Bonds,
Series A,
5.000%, due 03/01/34	1,125,000	1,340,089
The Commonwealth of Massachusetts, GO Bonds,
Series A,
5.000%, due 07/01/30	1,500,000	1,880,355
		4,296,324
Michigan—4.65%
Michigan Finance Authority, Revenue Bonds,
Q-SBLF,
5.000%, due 06/01/20	1,150,000	1,268,956
Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds,
5.000%, due 10/01/17	1,160,000	1,234,832

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Michigan—(Concluded)
State Building Authority of Michigan, Facilities Program Revenue Bonds,
Series I,
5.000%, due 04/15/21	$1,060,000	$1,248,807
		3,752,595
Minnesota—1.29%
State of Minnesota, Trunk Highway, GO Bonds,
Series B,
4.000%, due 08/01/17	1,000,000	1,044,940

Nebraska—2.98%
Public Power Generation Agency, Whelan Energy Center Unit-2 Revenue Bonds,
Series A,
5.000%, due 01/01/24	2,000,000	2,411,180

Nevada—2.82%
Clark County, Las Vegas-Mccarran International Airport Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,274,739

New Jersey—9.50%
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds,
Series II,
5.000%, due 03/01/22	750,000	823,942
Series XX,
5.000%, due 06/15/22	1,000,000	1,100,870
New Jersey Turnpike Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,216,050
Series E,
5.000%, due 01/01/34	860,000	1,008,806
State of New Jersey, GO Bonds,
Series T,
5.000%, due 06/01/20	750,000	847,035
State of New Jersey, Various Purpose, GO Bonds,
5.000%, due 06/01/16	1,000,000	1,007,630
5.000%, due 06/01/18	500,000	539,595
5.000%, due 06/01/20	1,000,000	1,129,380
		7,673,308
New York—10.95%
City of New York, Tax Exempt, GO Bonds,
Series I,
5.000%, due 08/01/17	1,040,000	1,099,925
County of Nassau, GO Bonds,
Series A, TAN,
2.000%, due 09/15/16	1,500,000	1,509,060

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
New York—10.95%
New York City Transitional Finance Authority, Revenue Bonds,
Subseries B-1,
5.000%, due 08/01/33	$1,000,000	$1,202,820
Series I,
5.000%, due 05/01/34	1,250,000	1,481,987
Subseries E-1,
5.000%, due 02/01/32	1,000,000	1,222,580
Port Authority of New York and New Jersey Revenue Bonds,
Series 194,
5.000%, due 10/15/30	875,000	1,082,218
Triborough Bridge and Tunnel Authority, Revenue Bonds,
Series A,
5.000%, due 11/15/23	1,000,000	1,249,160
		8,847,750
Pennsylvania—7.43%
City of Philadelphia, GO Bonds,
Series A,
5.000%, due 08/01/22	1,000,000	1,184,520
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 08/15/21	1,700,000	1,983,271
Pennsylvania Turnpike Commission Revenue Bonds,
Series A-1,
5.000%, due 12/01/24	1,500,000	1,861,665
Philadelphia Municipal Authority, City Agreement Revenue Bonds,
Series A,
5.000%, due 11/15/17	910,000	970,324
		5,999,780
Rhode Island—2.52%
Tobacco Settlement Fing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/17	850,000	881,832
5.000%, due 06/01/21	1,000,000	1,150,250
		2,032,082
South Carolina—1.50%
South Carolina State Public Service Authority, Revenue Bonds,
Series C,
5.000%, due 12/01/22	1,000,000	1,215,330

Texas—9.93%
Allen Independent School District, GO Bonds,
Series 2016,
5.000%, due 02/15/31	1,000,000	1,234,230
Austin Community College District Public Facility Corp., Round Rock Campus Revenue Bonds,
5.000%, due 08/01/24	1,000,000	1,225,900
Houston Independent School District, GO Bonds,
Series A,
5.000%, due 02/15/31	2,000,000	2,467,160

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Concluded)
Texas—(Concluded)
North Texas Tollway Authority System Revenue Bonds,
Series A,
5.000%, due 01/01/25	$1,000,000	$1,215,160
Texas Transportation Commission, GO Bonds,
Series A,
5.000%, due 10/01/29	1,500,000	1,879,470
		8,021,920
Washington—4.27%
State of Washington, GO Bonds,
Series 5C,
5.000%, due 07/01/29	1,000,000	1,221,730
State of Washington, Motor Vehicle Fuel Tax, GO Bonds,
Series 5D,
4.000%, due 07/01/17	1,000,000	1,042,010
State of Washington, Various Purpose, GO Bonds,
Series A-1,
5.000%, due 08/01/36	1,000,000	1,189,510
		3,453,250
Wisconsin—0.66%
Shawano School District, GO Bonds,
4.250%, due 03/01/22[2]	500,000	533,045
Total long-term municipal bonds (cost $81,971,617)		83,835,134

	Shares
Short-term investment: 0.98%
Investment company: 0.98%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $788,495)	788,495	788,495
Total investments: 104.75% (cost $82,760,112)		84,623,629
Liabilities, in excess of cash and other assets—(4.75%)		(3,840,119)
Net assets—100.00%		$80,783,510

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,868,083
Gross unrealized depreciation	(4,566)
Net unrealized appreciation of investments	$1,863,517

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration date	Proceeds	Value	Unrealized appreciation
US Treasury futures sell contracts:
US Long Bond, 15 contracts (USD)	June 2016	$(2,467,478)	$(2,466,562)	$916

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$83,835,134	$—	$83,835,134
Short-term investment	—	788,495	—	788,495
Futures contracts	916	—	—	916
Total	$916	$84,623,629	$—	$84,624,545

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                                         Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2016 and changes periodically.

2                                         Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/15	03/31/16	03/31/16	03/31/16	03/31/16
UBS Cash Management Prime Relationship Fund	$399,871	$36,892,158	$37,292,029	$—	$773

Portfolio acronyms

ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
BA	Canadian Bankers’ Acceptance Rate
CDO	Collateralized Debt Obligations
COP	Certificate of Participation
CVA	Dutch Certification - Depository Certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL-RE	Reinsured by National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
TAN	Tax Anticipation Note
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations

BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
SSB	State Street Bank
WBC	Westpac Banking Corp.

Currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

CNY	Chinese Yuan
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value will still be calculated as of the close of regular trading on the NYSE. The time at which a fund calculates its net asset value and until which purchases, sales or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. (“UBS AM” or the “Advisor”), the investment advisor of the Funds. UBS AM is an indirect asset management subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS AM Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, investments of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments. A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2015.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	May 27, 2016